RMA MONEY MARKET FUNDS                                            ANNUAL REPORT

                                               August 15, 2000

Dear Shareholder,

We are pleased to present you with the annual report for PaineWebber RMA Money Market Portfolio; PaineWebber RMA U.S. Government Portfolio; PaineWebber RMA Tax-Free Fund, Inc.; PaineWebber RMA California Municipal Money Fund; PaineWebber RMA New York Municipal Money Fund; and PaineWebber RMA New Jersey Municipal Money Fund, for the 12-month period ended June 30, 2000.

MARKET REVIEW

As the fiscal year came to a close, signs pointed to a slowing economy, giving hope that the Federal Reserve might decide against additional belt-tightening at its August 22 meeting. During the 12 months ended June 30, 2000 the Fed Funds rate increased six times by a combined total of 1.75%, capped by a half-percent increase in May. Speculation that rates would increase one more time in August has been tempered by late economic news. Gross domestic product (GDP), adjusted for inflation, slowed in the second quarter after recording a 5.5% increase during the first quarter and 7.3% surge in fourth quarter 1999. Gasoline prices, which increased dramatically during the period, are expected to drop slowly in the coming months. Unemployment figures remain a concern, however, as a continuing shortage of workers may continue to pressure wages.

The U.S. Treasury's announcement in January to buy back $30 billion in Treasury debt during 2000 continued to drive down the yield on the 30-year Treasury, causing a dramatic yield curve inversion and creating only a 0.50% difference between two-year notes and the 30-year bond. Short-term rates rose during the fiscal year, with the yield on 90-day T-bills increasing from 4.76% to 5.86% at fiscal year end.

PORTFOLIO REVIEWS

                                                                   7-Day                   Weighted
                                                                  Current                    Avg.
PERFORMANCE AND CHARACTERISTICS, 6/30/00*                          Yield                    Maturity                  Net Assets
----------------------------------------------------------------------------------------------------------------------------------
PaineWebber RMA Money Market Portfolio                              6.02%                    52 days               $15.821 billion
PaineWebber RMA U.S. Government Portfolio                           5.61%                    45 days                $1.671 billion
PaineWebber RMA Tax-Free Fund, Inc.                                 3.93%                    42 days                $2.594 billion
PaineWebber RMA California Municipal Money Fund                     3.46%                    68 days                $626.4 million
PaineWebber RMA New York Municipal Money Fund                       3.65%                    55 days                $437.3 million
PaineWebber RMA New Jersey Municipal Money Fund                     3.52%                    56 days                 $93.3 million
----------------------------------------------------------------------------------------------------------------------------------

* Yields will vary. Fund characteristics are as of June 30, 2000. The Funds are actively managed, and their composition will vary over time.

- PAINEWEBBER RMA
  MONEY MARKET PORTFOLIO
- PAINEWEBBER RMA
  U.S. GOVERNMENT PORTFOLIO

INVESTMENT GOAL
(BOTH FUNDS):
Maximum current income consistent with preservation of capital and liquidity

PORTFOLIO MANAGER:
Susan P. Ryan
Mitchell Hutchins
Asset Management Inc.

COMMENCEMENT:
10/4/82 (both Portfolios)

- PAINEWEBBER RMA
  TAX-FREE FUND, INC.
- PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND
- PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND
- PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND

INVESTMENT GOAL
(ALL FOUR FUNDS):
Maximum current income exempt from Federal and/or a specific state's personal income taxes consistent with preservation of capital and liquidity

PORTFOLIO MANAGER:
Elbridge T. Gerry, III
Mitchell Hutchins
Asset Management Inc.

COMMENCEMENT:
10/4/82 (Tax-Free)
11/7/88 (CA Municipal)
11/10/88 (NY Municipal)
2/1/91 (NJ Municipal)

DIVIDEND PAYMENTS
(ALL SIX FUNDS):
Monthly

With weighted average maturities below their peer-group averages during the one-year period, the Funds' positions helped as interest rates rose significantly during the span. At the same time, the Funds continued to focus on investments of the highest credit quality and liquidity.

OUTLOOK

Although there is no guarantee that the Federal Reserve won't have more rate increases in the offing this year, the rate increases the Fed has imposed over the past year should have served their purpose with the economy primed for a soft landing. We anticipate that inflation as measured by the Consumer Price Index (CPI) will slow to approximately 3.5% annually by year-end and to 3% annually in 2001. Also, we believe the fixed income market may stabilize, and spreads should recover, if the economy cools and interest rates level off.

Whichever way the economy turns, our objective remains to help you meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a QUARTERLY REVIEW on a fund in the PaineWebber Family of Funds,(1) please contact your Financial Advisor.


Sincerely,

/s/ Margo Alexander        /s/ Brian M. Storms       /s/ Dennis L. McCauley
Margo Alexander            Brian M. Storms           Dennis L. McCauley
Chairman and               President and             Chief Investment Officer -
Chief Executive Officer    Chief Operating Officer   Fixed Income
Mitchell Hutchins          Mitchell Hutchins         Mitchell Hutchins
Asset Management Inc.      Asset Management Inc.     Asset Management Inc.


/s/ Susan P. Ryan          /s/ Elbridge T. Gerry, III
Susan P. Ryan              Elbridge T. Gerry, III
Portfolio Manager          Portfolio Manager
PaineWebber RMA            PaineWebber RMA
Money Market Portfolio     Tax-Free Fund, Inc.
PaineWebber RMA            PaineWebber RMA California
U.S. Government Portfolio  Municipal Money Fund
                           PaineWebber RMA New York
                           Municipal Money Fund
                           PaineWebber RMA New Jersey
                           Municipal Money Fund

This letter is intended to assist shareholders in understanding how the Funds performed during the 12-month period ended June 30, 2000, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

(1) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

STATEMENT OF NET ASSETS                                           JUNE 30, 2000


PRINCIPAL
 AMOUNT
  (000)                                                                           MATURITY DATES      INTEREST RATES      VALUE
---------                                                                       -------------------- --------------- --------------
U.S GOVERNMENT AND AGENCY OBLIGATIONS--14.94%

$ 104,200  U.S. Treasury Bills ...............................................  07/20/00 to 10/12/00 4.750 to 5.150% $  103,885,704
   95,000  Federal Farm Credit Bank ..........................................        07/09/00            6.244*         94,996,097
   75,000  Federal Home Loan Bank ............................................  08/23/00 to 07/10/01 5.810 to 7.090      75,000,000
  204,000  Federal Home Loan Bank ............................................  07/03/00 to 07/12/00 6.294 to 6.850*    203,983,097
  278,656  Federal Home Loan Bank ............................................  07/05/00 to 07/06/00 6.370 to 6.460@    278,429,912
  123,450  Federal Home Loan Mortgage Corporation ............................  07/05/00 to 07/11/00 6.400 to 6.420@    123,255,495
   50,000  Federal National Mortgage Association .............................        07/04/00            6.374*         50,000,000
  300,000  Federal National Mortgage Association .............................        07/05/00       6.400 to 6.420@    299,733,000
1,134,100  Student Loan Marketing Association ................................  07/04/00 to 07/05/00 6.194 to 6.544*  1,134,003,077
                                                                                                                     --------------
Total U.S. Government and Agency Obligations (cost--$2,363,286,382)..........                                         2,363,286,382
                                                                                                                     --------------
BANK NOTES--2.55%

DOMESTIC--2.23%
   50,000  Bank One, N.A. ....................................................        07/26/00            6.258*         49,985,615
   85,000  Comerica Bank, N.A. ...............................................  07/05/00 to 07/07/00 6.528 to 6.584*     84,975,865
  125,000  Fifth Third Bank of Western Ohio, N.A. ............................        07/24/00            6.600         125,001,132
   93,700  LaSalle Bank, N.A. ................................................  07/14/00 to 07/21/00 5.670 to 5.690      93,699,314
                                                                                                                     --------------
                                                                                                                        353,661,926
                                                                                                                     --------------
YANKEE--0.32%
   50,000  Australia & New Zealand Banking ...................................        09/06/00            6.811*         49,986,540
                                                                                                                     --------------
Total Bank Notes (cost--$403,648,466).........................................                                          403,648,466
                                                                                                                     --------------
CERTIFICATES OF DEPOSIT--10.69%

YANKEE--10.69%
  100,000  ABN AMRO Bank N.V. ................................................        03/07/01            6.750          99,987,121
   72,000  Bank Of Nova Scotia ...............................................  02/20/01 to 04/30/01 6.750 to 6.850      71,989,576
   50,000  Bank of Scotland ..................................................        07/25/00            6.621*         49,995,642
   49,000  Bayerische Hypo und Vereinsbank AG ................................        07/12/00            5.710          48,999,434
   50,000  Canadian Imperial Bank of Commerce ................................        03/12/01            6.750          49,993,432
  355,000  Commerzbank AG ....................................................  07/20/00 TO 06/29/01 5.670 TO 7.150     354,960,626
   50,000  Commerzbank AG ....................................................        07/05/01            6.595*         49,982,500
   50,000  Dresdner Bank AG ..................................................        06/18/01            7.120          50,014,424
   45,000  Lloyds ISB Bank PLC ...............................................        09/29/00            6.420          44,956,452
   25,000  National Westminster Bank PLC .....................................        07/03/00            5.530          24,999,974
   10,000  Rabobank Nederland ................................................        02/22/01            6.760           9,996,934
  150,000  Royal Bank of Canada ..............................................  03/19/01 to 04/06/01 6.750 to 6.850     149,979,639
   50,000  San Paolo IMI SPA .................................................        07/13/00            6.590          50,000,166
   62,000  Societe Generale ..................................................        07/19/00            6.594*         61,991,054
  354,500  Svenska Handelsbanken .............................................  07/26/00 to 06/20/01 6.280 to 7.320     354,489,083
   60,000  UBS AG ............................................................  12/01/00 to 06/22/01 6.200 to 7.080      59,986,321
  159,000  Westpac Banking Corporation .......................................  01/11/01 to 05/14/01 6.480 to 6.815     158,992,418
                                                                                                                     --------------
Total Certificates of Deposit (cost--$1,691,314,796)..........................                                        1,691,314,796
                                                                                                                     --------------


                                                                               3

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

PRINCIPAL
 AMOUNT
  (000)                                                                           MATURITY DATES      INTEREST RATES      VALUE
---------                                                                       -------------------- --------------- --------------
TIME DEPOSITS--0.32%

$  50,000  Bank One, N.A. (cost--$50,000,000) ................................        07/03/00            7.000%     $   50,000,000
                                                                                                                     --------------
COMMERCIAL PAPER@--66.50%
AGRICULTURE--1.26%
  200,000  Cargill Global Funding PLC ........................................  07/13/00 to 07/27/00      6.500         199,304,861
                                                                                                                     --------------
ASSET BACKED-AUTO & TRUCK--0.95%
  150,000  New Center Asset Trust ............................................  07/03/00 to 07/25/00 6.530 to 7.040     149,545,111
                                                                                                                     --------------
ASSET BACKED-BANKING--2.67%
  247,500  Atlantis One Funding Corporation ..................................  07/06/00 to 09/20/00 6.560 to 6.590     245,803,683
  158,016  Centric Capital Corporation .......................................  07/07/00 to 09/27/00 6.550 to 6.800     157,287,441
   19,512  Woodstreet Funding Corporation ....................................        07/06/00            6.540          19,494,277
                                                                                                                     --------------
                                                                                                                        422,585,401
                                                                                                                     --------------
ASSET BACKED-MISCELLANEOUS--17.88%
   50,000  Asset Securitization Cooperative Corporation ......................        07/17/00            6.550          49,854,444
  158,141  Delaware Funding Corporation ......................................  07/13/00 to 08/25/00 6.550 to 6.580     157,332,154
   88,450  Enterprise Funding Corporation ....................................  07/26/00 to 08/21/00 6.550 to 6.590      87,777,960
  427,583  Falcon Asset Securitization Corporation ...........................  07/17/00 to 08/15/00 6.540 to 6.620     425,448,092
  140,498  Giro Funding US Corporation .......................................  07/06/00 to 08/08/00 6.550 to 6.850     139,959,442
  152,279  Parthenon Receivables Funding LLC .................................  07/20/00 to 09/15/00 6.570 to 6.630     150,535,759
  421,524  Preferred Receivables Funding Corporation .........................  07/19/00 to 08/17/00 6.530 to 6.650     419,445,641
  343,404  Quincy Capital Corporation ........................................  07/05/00 to 08/10/00 6.160 to 6.580     342,326,153
  240,633  Receivables Capital Corporation ...................................  07/14/00 to 07/19/00 6.150 to 6.540     240,014,567
  313,615  Triple A One Funding Corporation ..................................  07/05/00 to 07/28/00 6.160 to 6.990     312,777,706
  375,000  Variable Funding Capital Corporation ..............................  07/06/00 to 09/07/00 6.530 to 6.610     372,616,875
  130,000  Variable Funding Capital Corporation ..............................  07/07/00 to 07/14/00 6.493 to 6.593*    130,000,000
                                                                                                                     --------------
                                                                                                                      2,828,088,793
                                                                                                                     --------------
AUTO & TRUCK--5.39%
   39,889  BMW US Capital Incorporated .......................................  07/11/00 to 07/18/00 6.500 to 6.520      39,790,380
  200,000  Diamler-Chrysler N.A. Holding Corporation .........................  07/12/00 to 09/13/00 6.540 to 6.605     198,292,854
  300,000  Ford Motor Credit Corporation .....................................  07/18/00 to 07/28/00 6.520 to 6.530     298,786,083
  300,000  General Motors Acceptance Corporation .............................  07/31/00 to 09/06/00 6.550 to 6.600     297,739,236
   17,770  PACCAR Financial Corporation ......................................        09/18/00            6.570          17,513,801
                                                                                                                     --------------
                                                                                                                        852,122,354
                                                                                                                     --------------
BANKING-DOMESTIC--6.75%
  100,000  Abbey National North America ......................................        07/17/00            6.150          99,726,667
   75,000  Bank of America Corporation .......................................        10/10/00            6.640          73,602,833
   40,000  BBL North America Funding Corporation .............................        09/27/00            6.600          39,354,667
  150,000  BCI Funding Corporation ...........................................  07/05/00 to 07/07/00 6.520 to 6.565     149,872,722
   30,000  BHF Finance Incorporated (Delaware) ...............................        07/12/00            6.540          29,940,050
   50,000  Cariplo Finance Incorporated ......................................        07/05/00            6.550          49,963,611
   50,000  Cregem North America Incorporated .................................        09/20/00            6.570          49,260,875
  168,000  Dexia CLF Finance Company .........................................  07/10/00 to 09/15/00 6.150 to 6.610     166,326,443


4

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

PRINCIPAL
 AMOUNT
  (000)                                                                           MATURITY DATES      INTEREST RATES      VALUE
---------                                                                       -------------------- --------------- --------------
COMMERCIAL PAPER@--(CONTINUED)

BANKING-DOMESTIC--(CONCLUDED)
$ 123,000  Fortis Funding LLC ................................................  07/12/00 to 09/11/00 6.150 to 6.610% $   22,425,356
  100,000  Nordbanken North America Incorporated .............................        07/05/00            6.110          99,932,111
   50,000  San Paolo IMI U.S. Financial Company ..............................        08/09/00            6.550          49,645,208
   90,000  Santander Finance (Delaware) Incorporated .........................  09/14/00 TO 09/20/00 6.570 TO 6.600      88,710,000
   50,000  Societe Generale North America, Incorporated ......................        09/19/00            6.580          49,268,889
                                                                                                                     --------------
                                                                                                                      1,068,029,432
                                                                                                                     --------------
BANKING-FOREIGN--0.95%
  121,080  Alliance & Leicester PLC ..........................................  07/19/00 to 09/11/00 6.170 to 6.600     119,987,494
   30,000  Banque et Caisse d'Epargne de L'Etat ..............................        07/18/00            6.510          29,907,775
                                                                                                                     --------------
                                                                                                                        149,895,269
                                                                                                                     --------------
BROKER-DEALER--7.38%
  400,000  Bear Stearns Companies Incorporated ...............................  07/10/00 to 09/14/00 6.130 to 6.610     397,425,264
  530,000  Goldman Sachs Group Incorporated ..................................  07/06/00 to 09/25/00 6.500 to 6.800     526,573,258
   50,000  Merrill Lynch & Company Incorporated ..............................        10/11/00            6.610          49,063,583
  100,000  Morgan Stanley Dean Witter & Company ..............................  07/26/00 to 08/09/00 6.550 to 6.600      99,416,042
   95,000  Morgan Stanley Dean Witter & Company ..............................        07/03/00            7.275*         95,000,000
                                                                                                                     --------------
                                                                                                                      1,167,478,147
                                                                                                                     --------------
BUILDING MATERIALS--0.06%
    9,000  Sherwin Williams Company ..........................................        07/17/00            6.550           8,973,800
                                                                                                                     --------------
CHEMICALS--0.76%
  100,000  Dupont (E. I.) deNemours & Company ................................        07/12/00       6.500 to 6.520      99,801,083
   21,000  Henkel Corporation ................................................        07/19/00            6.570          20,931,015
                                                                                                                     --------------
                                                                                                                        120,732,098
                                                                                                                     --------------
CONSUMER PRODUCTS--0.57%
   35,000  Fortune Brands Incorporated .......................................        07/19/00            6.150          34,892,375
   55,000  Procter & Gamble Company ..........................................        07/25/00            6.500          54,761,667
                                                                                                                     --------------
                                                                                                                         89,654,042
                                                                                                                     --------------
DRUGS, HEALTH CARE--3.12%
  110,700  Bayer Corporation .................................................  07/05/00 to 08/22/00 6.400 to 6.540     110,211,248
   80,385  Glaxo Wellcome PLC ................................................  07/05/00 to 09/13/00 6.530 to 6.570      79,853,887
   25,000  Merck Company Incorporated ........................................        07/07/00            6.800          24,971,667
  175,000  Pfizer Incorporated ...............................................  07/13/00 to 08/01/00 6.500 to 6.540     174,371,042
   30,000  Smithkline Beecham Corporation ....................................        07/07/00            6.630          29,966,850
   75,000  Warner Lambert Company ............................................        07/14/00            6.520          74,823,417
                                                                                                                     --------------
                                                                                                                        494,198,111
                                                                                                                     --------------
ELECTRONICS--0.63%
  100,000  Motorola Incorporated .............................................  07/11/00 to 09/25/00 6.150 to 6.610      99,125,055
                                                                                                                     --------------


                                                                               5

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

PRINCIPAL
 AMOUNT
  (000)                                                                           MATURITY DATES      INTEREST RATES      VALUE
---------                                                                       -------------------- --------------- --------------
COMMERCIAL PAPER@--(CONTINUED)

ENERGY--0.50%
$  49,000  Exxon Mobil Australia Limited .....................................        07/07/00            6.550%     $   48,946,508
   30,000  Texaco Incorporated ...............................................        07/20/00            6.520          29,896,767
                                                                                                                     --------------
                                                                                                                         78,843,275
                                                                                                                     --------------
FINANCE-CONDUIT--0.94%
  150,000  UBS Finance (Delaware) LLC ........................................  07/05/00 to 09/05/00 6.600 to 6.700     149,320,556
                                                                                                                     --------------
FINANCE-CONSUMER--0.63%
  100,000  Household Finance Corporation .....................................        07/26/00            6.530          99,546,528
                                                                                                                     --------------
FINANCE-INDEPENDENT--0.31%
   50,000  National Rural Utilities Cooperative Finance Corporation ..........        09/18/00            6.600          49,275,833
                                                                                                                     --------------
FINANCE-RETAIL--0.32%
   50,000  American Express Credit Corporation ...............................        07/07/00            6.520          49,945,667
                                                                                                                     --------------
FINANCE-SUBSIDIARY--1.88%
  250,000  Deutsche Bank Financial Incorporated ..............................  07/24/00 to 08/15/00 6.530 to 6.560     248,545,097
   50,000  Dresdner U.S. Finance .............................................        08/07/00            6.550          49,663,403
                                                                                                                     --------------
                                                                                                                        298,208,500
                                                                                                                     --------------
FOOD, BEVERAGE & TOBACCO--1.51%
    6,300  Best Foods Corporation ............................................        07/18/00            6.620           6,280,306
   20,000  Campbell Soup Company .............................................        10/02/00            6.610          19,658,483
  100,000  Coca-Cola Company .................................................  07/19/00 to 07/24/00 6.490 to 6.500      99,630,181
   20,000  Coca-Cola Enterprises .............................................        07/07/00            6.500          19,978,333
   94,100  Heinz H.J. ........................................................  07/17/00 to 07/26/00 6.530 to 6.540      93,706,782
                                                                                                                     --------------
                                                                                                                        239,254,085
                                                                                                                     --------------
INSURANCE--0.96%
  127,000  AEGON Funding Corporation .........................................  07/05/00 to 07/06/00 6.120 to 6.530     126,903,305
   25,000  Teachers Insurance & Annuity Association of America ...............        07/07/00            6.560          24,972,667
                                                                                                                     --------------
                                                                                                                        151,875,972
                                                                                                                     --------------
MANUFACTURING-DIVERSIFIED--0.19%
   23,900  Honeywell International Incorporated ..............................        07/21/00            6.500          23,813,694
    7,000  Minnesota Mining & Manufacturing ..................................        07/06/00            6.500           6,993,681
                                                                                                                     --------------
                                                                                                                         30,807,375
                                                                                                                     --------------
METALS & MINING--1.69%
  127,100  Alcoa Incorporated ................................................  07/05/00 to 07/27/00 6.520 to 6.580     126,647,370
  142,000  Rio Tinto America Incorporation ...................................  07/20/00 to 09/12/00 6.540 to 6.600     141,198,569
                                                                                                                     --------------
                                                                                                                        267,845,939
                                                                                                                     --------------
PRINTING & PUBLISHING--0.92%
   84,125  Gannett Incorporated ..............................................        07/11/00            6.530          83,972,407
   61,700  Tribune Company ...................................................        08/03/00            6.630          61,325,018
                                                                                                                     --------------
                                                                                                                        145,297,425
                                                                                                                     --------------


6

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

PRINCIPAL
 AMOUNT
  (000)                                                                           MATURITY DATES      INTEREST RATES      VALUE
---------                                                                       -------------------- --------------- --------------
COMMERCIAL PAPER@--(CONCLUDED)

RETAIL-MERCHANDISE--0.31%
$  50,000  Wal-Mart Stores Incorporated ......................................        07/25/00            6.520%     $   49,782,667
                                                                                                                     --------------
TELECOMMUNICATIONS--5.66%
  475,000  AT & T Capital Corporation ........................................  07/11/00 to 08/01/00 6.510 to 6.570     473,218,042
   92,500  Bell Atlantic Financial Services Incorporated .....................  07/06/00 to 07/28/00 6.520 to 6.570      92,285,926
   51,580  Bell Atlantic Network Funding Corporation .........................  07/11/00 to 07/12/00      6.550          51,483,063
  128,261  BellSouth Capital Funding Corporation .............................  07/05/00 to 07/25/00 6.500 to 6.510     128,016,748
   27,076  BellSouth Telecommunications ......................................        07/11/00            6.500          27,027,113
  123,576  SBC Communications Incorporated ...................................  07/06/00 to 07/19/00 6.130 to 6.520     123,271,302
                                                                                                                     --------------
                                                                                                                        895,302,194
                                                                                                                     --------------
TRANSPORTATION SERVICES--0.32%
   50,000  United Parcel Service .............................................        07/06/00            6.500          49,954,861
                                                                                                                     --------------
UTILITY-ELECTRIC--1.99%
  316,000  Southern Company ..................................................  07/06/00 to 08/02/00 6.550 to 6.670     315,229,130
                                                                                                                     --------------
Total Commercial Paper (cost--$10,520,222,481)................................                                       10,520,222,481
                                                                                                                     --------------
SHORT-TERM CORPORATE OBLIGATIONS--4.88%
ASSET BACKED-FINANCE--0.81%
   65,000  Beta Finance Incorporated .........................................  02/05/01 to 06/26/01 6.650 to 7.080      65,000,000
   63,000  Beta Finance Incorporated .........................................        07/03/00            6.960*         63,000,000
                                                                                                                     --------------
                                                                                                                        128,000,000
                                                                                                                     --------------
AUTO & TRUCK--0.80%
   50,000  Ford Motor Credit Corporation .....................................        07/03/00            6.740*         49,994,893
   10,000  Ford Motor Credit Corporation .....................................        11/08/00            6.250           9,994,248
   66,500  General Motors Acceptance Corporation .............................        07/27/00            6.344*         66,492,741
                                                                                                                     --------------
                                                                                                                        126,481,882
                                                                                                                     --------------
BANKING--0.31%
   50,000  Morgan (J.P.) & Company Incorporated ..............................        07/17/00            6.640*         50,000,000
                                                                                                                     --------------
BANKING-FOREIGN--0.25%
   40,000  Bank of Scotland Treasury Services PLC ............................        07/06/00            6.636*         40,000,000
                                                                                                                     --------------
BROKER-DEALER--2.71%
   50,000  Merrill Lynch & Company Incorporated ..............................        04/09/01            6.870          49,996,158
  250,000  Merrill Lynch & Company Incorporated ..............................  07/06/00 to 07/26/00 6.601 to 6.621*    249,990,424
  128,500  Morgan Stanley Dean Witter & Company ..............................  07/05/00 to 09/12/00 6.754 to 6.920*    128,702,546
                                                                                                                     --------------
                                                                                                                        428,689,128
                                                                                                                     --------------
Total Short-Term Corporate Obligations (cost--$773,171,010) .................                                           773,171,010
                                                                                                                     --------------


                                                                               7

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

PRINCIPAL
 AMOUNT
  (000)                                                                                                                   VALUE
---------                                                                                                           --------------
MONEY MARKET FUNDS--0.58%

        2  AIM Liquid Assets Portfolio .......................................                                      $         2,426
   91,926  AIM Prime Portfolio ...............................................                                           91,926,190
                                                                                                                     --------------
Total Money Market Funds (cost--$91,928,616) .................................                                           91,928,616
                                                                                                                     --------------
Total Investments (cost--$15,893,571,751 which approximates cost for federal
  income tax purposes)--100.46% ..............................................                                       15,893,571,751
Liabilities in excess of other assets--(0.46)% ...............................                                          (72,382,318)
                                                                                                                     --------------
Net Assets (applicable to 15,824,511,988 shares of common stock outstanding at
  $1.00 per share)--100.00% ..................................................                                      $15,821,189,433
                                                                                                                     ==============
----------------


* Variable rate securities--maturity date reflects earlier of reset date or stated maturity date. The interest rates shown are the current rates as of June 30, 2000, and reset periodically.
@  Interest rates shown are discount rates at date of purchase.



                       Weighted average maturity--52 days





                 See accompanying notes to financial statements

PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO

STATEMENT OF NET ASSETS                                           JUNE 30, 2000


PRINCIPAL
 AMOUNT
  (000)                                                                           MATURITY DATES      INTEREST RATES      VALUE
---------                                                                       -------------------- --------------- --------------
U.S. GOVERNMENT OBLIGATIONS--53.17%

$ 620,000  United States Treasury Bills ......................................  07/13/00 to 12/07/00 5.600 to 6.030%@ $ 614,342,747
  275,000  United States Treasury Notes ......................................  07/31/00 to 02/28/01 4.500 to 6.125     274,076,860
                                                                                                                     --------------
Total U.S. Government Obligations (cost--$888,419,607)........................                                          888,419,607
                                                                                                                     --------------
REPURCHASE AGREEMENTS--46.82%
   80,000   Repurchase Agreement dated 06/30/00 with Bank of America,
            collateralized by $62,835,000 U.S. Treasury Notes, and $19,033,000
            U.S. Treasury Bills, 5.625% to 6.750% due 12/28/00 to 05/15/08
            (value-$82,882,169); proceeds: $80,071,111 .......................        07/05/00            6.400          80,000,000
   70,000  Repurchase Agreement dated 06/30/00 with Bank One Capital Markets, collateralized by $71,687,000 U.S. Treasury Notes, 5.000%
            due 04/30/01 (value-$71,433,427); proceeds: $70,063,000 ..........        07/05/00            6.480          70,000,000
   55,000   Repurchase Agreement dated 06/30/00 with Bear Stearns & Company, collateralized by $62,860,000 U.S. Treasury Bonds, 5.250%
            due 11/15/28 (value-$56,102,550); proceeds: $55,049,271 ..........        07/05/00            6.450          55,000,000
   50,000   Repurchase Agreement dated 06/30/00 with Deustche Bank Securities
            Incorporated, collateralized by $50,000,905 U.S. Treasury Notes,
            7.500% due 11/15/01 (value-$51,000,923); proceeds: $50,044,444 ...        07/05/00            6.400          50,000,000
   60,000   Repurchase Agreement dated 06/30/00 with Dresdner Bank AG London, collateralized by $41,834,000 U.S. Treasury Bonds, 12.500%
            due 08/15/14 (value-$61,198,959); proceeds: $60,053,333 ..........        07/05/00            6.400          60,000,000
   50,000  Repurchase Agreement dated 06/30/00 with Morgan Guaranty Trust Co., collateralized by $51,580,000 U.S. Treasury Notes, 5.250%
            due 08/15/03 (value-$51,000,136); proceeds: $50,044,444 ..........        07/05/00            6.400          50,000,000
   50,000  Repurchase Agreement dated 06/30/00 with Morgan Stanley & Company
            Incorporated, collateralized by $49,900,000 U.S. Treasury Notes,
            6.500% due 08/15/05 (value-$51,016,342); proceeds: $50,045,139 ...        07/05/00            6.500          50,000,000
   50,000  Repurchase Agreement dated 06/30/00 with Salomon Smith Barney, collateralized by $50,465,000 U.S. Treasury Notes, 6.500%
            due 08/15/05 (value-$51,127,605); proceeds: $50,045,833 ..........        07/05/00            6.600          50,000,000
   17,302  Repurchase Agreement dated 06/30/00 with Salomon Smith Barney, collateralized by $17,660,000 U.S. Treasury Notes, 6.500%
            due 08/15/05 (value-$17,655,540); proceeds: $17,311,372 ..........        07/03/00            6.500          17,302,000
   62,316  Repurchase Agreement dated 06/30/00 with SG Cowen Securities
            Incorporated, collateralized by $50,000,000 U.S. Treasury Bonds,
            8.750% due 05/15/17 (value-$63,562,500); proceeds: $62,372,950 ...        07/05/00            6.580          62,316,000
   17,684  Repurchase Agreement dated 06/30/00 with SG Cowen Securities
            Incorporated, collateralized by $14,189,000 U.S. Treasury Bonds,
            8.750% due 05/15/17 (value-$18,037,766); proceeds: $17,699,965 ...        07/05/00            6.500          17,684,000
   54,534  Repurchase Agreement dated 06/30/00 with SG Warburg & Company, collateralized by $50,000,000 U.S. Treasury Bonds, 7.250%
            due 05/15/16 (value-$55,675,000); proceeds: $54,583,232 ..........        07/05/00            6.500          54,534,000
   25,466  Repurchase Agreement dated 06/30/00 with SG Warburg & Company, collateralized by $23,349,000 U.S. Treasury Bonds, 7.250%
            due 05/15/16 (value-$25,999,112); proceeds: $25,489,273 ..........        07/05/00            6.580          25,466,000


                                                                               9


PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO

PRINCIPAL
 AMOUNT
  (000)                                                                           MATURITY DATES      INTEREST RATES      VALUE
---------                                                                       -------------------- --------------- --------------
REPURCHASE AGREEMENTS--(CONCLUDED)

$  20,000  Repurchase Agreement dated 06/30/00 with State Street Bank & Trust
            Company, collateralized by $19,665,000 U.S. Treasury Notes, 6.875%
            due 05/15/06 (value-$20,402,438); proceeds: $20,010,750 ..........        07/03/00            6.450%     $   20,000,000
   50,000  Repurchase Agreement dated 06/30/00 with State Street Bank & Trust
            Company, collateralized by $49,940,000 U.S. Treasury Notes, 7.500%
            due 11/15/01 (value-$51,001,225); proceeds: $50,044,792 ..........        07/05/00            6.450          50,000,000
   60,656  Repurchase Agreement dated 06/30/00 with Zions Bancorp, collateralized by $50,000,000 U.S. Treasury Bonds, 8.125%
            due 08/15/19 (value-$61,830,693); proceeds: $60,711,180 ..........        07/05/00            6.550          60,656,000
    9,344  Repurchase Agreement dated 06/30/00 with Zions Bancorp, collateralized by $9,345,000 U.S. Treasury Notes, 6.500%
            due 08/15/05 (value-$9,531,339); proceeds: $9,352,500 ............        07/05/00            6.550           9,344,000
                                                                                                                     --------------
Total Repurchase Agreements (cost--$782,302,000) .............................                                          782,302,000
                                                                                                                     --------------
Total Investments (cost--$1,670,721,607 which approximates cost for federal
  income tax purposes)--99.99% ...............................................                                        1,670,721,607
Other assets in excess of liabilities--0.01% .................................                                              123,762
                                                                                                                     --------------
Net Assets (applicable to 1,671,214,777 shares of common stock outstanding at
  $1.00 per share)--100.00% ..................................................                                       $1,670,845,369
                                                                                                                     ==============
----------------

@ -- Interest rates shown are discount rates at date of purchase.



                       Weighted average maturity - 45 days





                See accompanying notes to financial statements.

PAINEWEBBER RMA TAX-FREE FUND, INC.

STATEMENT OF NET ASSETS                                           JUNE 30, 2000


PRINCIPAL
 AMOUNT
  (000)                                                                           MATURITY DATES      INTEREST RATES      VALUE
---------                                                                       -------------------- --------------- --------------
ALABAMA--2.15%

$  20,900  Birmingham Alabama Medical Clinic Board Revenue (U.A.H.S.F) .......           A                4.700%     $   20,900,000
    9,535  Birmingham Alabama Refunding, Series A ............................           A                4.650           9,535,000
    5,335  Birmingham Alabama Special Care Facilities
            (Eye Foundation Hospital), Series A ..............................           A                4.700           5,335,000
   11,265  Mobile Alabama Industrial Development Board Dock And Wharf Revenue
            (Refunding Holnam Incorporated Project), Series a ................           A                4.700          11,265,000
    8,700  Mobile Alabama Industrial Development Board Dock And Wharf Revenue
            (Refunding Holnam Incorporated Project), Series b ................           A                4.750           8,700,000
                                                                                                                     --------------
                                                                                                                         55,735,000
                                                                                                                     --------------
ALASKA--0.41%
   10,000  Anchorage Alaska Tax Anticipation Notes ...........................        02/02/01            4.750          10,036,809
      600  Valdez Alaska Marine Terminal Revenue (Exxon Pipeline Company)
            Project B ........................................................           A                4.500             600,000
                                                                                                                     --------------
                                                                                                                         10,636,809
                                                                                                                     --------------
ARIZONA--4.12%
    8,000  Apache County Industrial Development Authority
            (Tucson Electric Power Springerville Project) ....................           A                4.700           8,000,000
   26,400  Apache County Industrial Development Authority
            (Tucson Electric Power Springerville Series C) ...................           A                4.700          26,400,000
   11,200  Apache County Industrial Development Authority
            (Tucson Electric Power Company Project Series B) .................           A                4.750          11,200,000
    4,700  Maricopa County Pollution Control Corporation
            (Arizona Public Service Company Series A) ........................           A                4.500           4,700,000
    2,600  Maricopa County Pollution Control Corporation
            (Arizona Public Service Company Series B) ........................           A                6.100           2,600,000
    1,300  Maricopa County Pollution Control Corporation
            (Arizona Public Service Company Series F) ........................           A                4.500           1,300,000
   11,300  Maricopa County Pollution Control Corporation
            (El Paso Project A) ..............................................           A                4.900          11,300,000
    5,000  Maricopa County Pollution Control Corporation
            (El Paso Electric Palo Verde Project) Series E ...................           A                4.900           5,000,000
    4,200  Pima County Industrial Development Authority
            (Tucson Electric Power Ivington Series A) ........................           A                4.700           4,200,000
    3,000  Pinal County Industrial Development Authority
            Pollution Control Revenue (Newmont Mining) .......................           A                4.600           3,000,000
    6,000  Pinal County Pollution Control Revenue
            (Newmont Mining Corp Series A) ...................................           A                4.600           6,000,000
    7,650  Scottsdale Industrial Development Authority Hospital Revenue
            (Scottsdale Memorial Health Systems Series B) ....................  07/17/00 to 10/13/00      4.700           7,650,000
   15,600  Salt River Agricultural Improvement and Power Project
            Tax-Exempt Commerical Paper ......................................           A           4.200 to 4.550      15,600,000
                                                                                                                     --------------
                                                                                                                        106,950,000
                                                                                                                     --------------


                                                                              11

PAINEWEBBER RMA TAX-FREE FUND, INC.

PRINCIPAL
 AMOUNT
  (000)                                                                           MATURITY DATES      INTEREST RATES      VALUE
---------                                                                       -------------------- --------------- --------------
CALIFORNIA--0.39%

$     305  California Health Facilities Financing Authority
            (St. Joseph's Health System-Series B) ............................           A                4.250%     $      305,000
    2,900  California Higher Education Loan Authority Incorporated
            (Student Loan) ...................................................           A                3.500           2,900,000
    6,900  Los Angeles Regional Airports Improvement Corporation
            Lease Revenue ....................................................           A                4.550           6,900,000
                                                                                                                     --------------
                                                                                                                         10,105,000
                                                                                                                     --------------
COLORADO--0.73%
      900  Adams County Colorado Industrial Development Revenue
            (Clear Creek Business) ...........................................           A                4.750             900,000
    2,990  El Paso County Colorado School District ...........................        12/15/00            4.500           2,994,912
   10,500  Moffat County Pollution Control Revenue
            (Colorado-Ute Electric) ..........................................           A                4.700          10,500,000
    4,450  Smith Creek Metropolitan District Revenue .........................           A                4.850           4,450,000
                                                                                                                     --------------
                                                                                                                         18,844,912
                                                                                                                     --------------
DELAWARE--1.06%
    5,700  Delaware Economic Development Authority
            (Hospital Billing and Collection Service, Ltd.) ..................           A                4.700           5,700,000
   21,855  Delaware Economic Development Authority
            (Hospital Billing and Collection Service, Ltd.) Series C .........           A                4.650          21,855,000
                                                                                                                     --------------
                                                                                                                         27,555,000
                                                                                                                     --------------
DISTRICT OF COLUMBIA--0.70%
    1,500  District of Columbia General Fund Recovery Series B-3 .............           A                4.750           1,500,000
      800  District of Columbia Refunding Series A-5 .........................           A                4.650             800,000
   10,000  District of Columbia Revenue
            (JFK Center Performing Arts) .....................................           A                4.650          10,000,000
    5,855  District of Columbia Revenue Pooled Loan Program Series A .........           A                4.750           5,855,000
                                                                                                                     --------------
                                                                                                                         18,155,000
                                                                                                                     --------------
FLORIDA--5.89%
    9,450  Broward County Housing Finance Authority
            (Lake Park Associates Limited) ...................................           A                4.750           9,450,000
    6,000  Dade County Florida Industrial Development Authority
            (Dolphins Stadium Project Series B) ..............................           A                4.950           6,000,000
   27,005  Dade County Water and Sewer System Revenue ........................           A                4.700          27,005,000
    6,300  Florida Housing Finance Agency
            (Parrots Landing Project Series A) ...............................           A                4.900           6,300,000
   16,000  Jacksonville Florida Electric Authority Revenue
            (Water And Sewer Systems Series B) ...............................           A                4.750          16,000,000
    5,260  Jacksonville Florida Electric Authority Revenue
            (Subordinated Electric Systems Series C) .........................           A                4.550           5,260,000


12

PAINEWEBBER RMA TAX-FREE FUND, INC.

PRINCIPAL
 AMOUNT
  (000)                                                                           MATURITY DATES      INTEREST RATES      VALUE
---------                                                                       -------------------- --------------- --------------
FLORIDA--(CONCLUDED)

$   6,000  Miami Health Facilities Authority Health Facilities Refunding
            (Mercy Hospital Project) .........................................           A                4.750%     $    6,000,000
    5,700  Palm Beach County Florida Housing Finance Authority Revenue
            (Refunding Cotton Bay Apartments Project Series D) ...............           A                4.750           5,700,000
    6,400  Palm Beach County Florida Housing Finance Authority Revenue
            (Refunding Mahogony Bay Apartments Project Series C) .............           A                4.750           6,400,000
    3,990  Pinellas County Florida Resources Recovery Revenue ................        10/01/00            6.600           4,014,489
    8,100  St Johns County Florida Industrial Development Authority
            (Glenmoor St Johns Project Series C ) ............................        07/03/00            4.450           8,100,000
    3,900  Tampa Florida Occupational License Tax Series A ...................           A                4.850           3,900,000
    5,800  University Athletic Association Incorporated Rangely
            (University Florida Stadium Project) .............................           A                4.750           5,800,000
   15,000  University South Florida Foundation Incorporated ..................           A                4.850          15,000,000
    3,230  Volusia County Florida Health Facilities Authority Revenue
            (Aces Pooled Hospital Loan Program) ..............................           A                4.850           3,230,000
   21,088  Florida Local Government Finance Commission, Series A
            Tax-Exempt Commercial Paper ......................................  07/03/00 to 09/06/00 4.000 to 4.600      21,088,000
    3,600  Pinellas County Health Facilities Authority
            Tax-Exempt Commercial Paper ......................................           A                4.600           3,600,000
                                                                                                                     --------------
                                                                                                                        152,847,489
                                                                                                                     --------------
GEORGIA--4.63%
    3,100  Burke County Development Authority Pollution Control
            (Georgia Power Company Plant Vogtle 1st) .........................           A                4.500           3,100,000
   29,300  Burke County Development Authority Pollution Control
            (Oglethorpe Power Corp.) .........................................           A           4.750 to 4.800      29,300,000
    3,735  Cobb County Georgia School District ...............................        02/01/01            4.600           3,742,322
   10,000  Cobb County Housing Authority Multi-Family Housing Revenue
            (Greenhouse Frey Apartment Project) ..............................           A                4.900          10,000,000
   10,000  De Kalb County Housing Authority Multi-Family Housing Revenue
            Refunding (Post Walk Project) ....................................           A                4.750          10,000,000
    5,500  De Kalb Private Hospital Authority Revenue Anticipation Certificates
            (ESR Childrens Health Series B) ..................................           A                4.750           5,500,000
    5,000  Fulco Georgia Hospital Authority Revenue Anticipation Certificates
            (Shepherd Center Incorporated Project) ...........................           A                4.750           5,000,000
   16,965  Glynn Brunswick Memorial Hospital Anticipation Certificates
            (Southeast Georgia Project) ......................................           A                4.650          16,965,000
   10,400  Gwinnett County Housing Authority Multi-Family Housing Revenue
            (Greens Apartments Project) ......................................           A                4.800          10,400,000
   19,150  Gwinnett County Housing Authority Multi-Family Housing Revenue
            (Post Chase Project) .............................................           A                4.750          19,150,000
    5,100  Monroe County Georgia Development Authority Pollution Control
            Revenue (Georgia Power Company) ..................................           A                4.750           5,100,000
    1,900  Putnam County Development Authority Pollution Control Revenue
            (Georgia Power Company Plant Project) ............................           A                3.300           1,900,000
                                                                                                                     --------------
                                                                                                                        120,157,322
                                                                                                                     --------------


                                                                              13

PAINEWEBBER RMA TAX-FREE FUND, INC.

PRINCIPAL
 AMOUNT
  (000)                                                                           MATURITY DATES      INTEREST RATES      VALUE
---------                                                                       -------------------- --------------- --------------
IDAHO--0.43%

$   7,000  Idaho State Tax Anticipation Notes ................................        06/29/01            5.375%     $    7,066,640
    4,000  Power County Pollution Control Revenue (FMC Corporation Project) ..           A                4.550           4,000,000
                                                                                                                     --------------
                                                                                                                         11,066,640
                                                                                                                     --------------
ILLINOIS--14.64%
    4,000  Chicago Illinois Multi-Family Housing Revenue
            (Waveland Associates Project D) ..................................           A                4.850           4,000,000
    1,500  Chicago Illinois Multi-Family Housing Revenue
            (Waveland Association Project E) .................................           A                4.850           1,500,000
    3,000  Chicago Illinois School Finance Authority .........................        06/01/01            6.000           3,039,086
   12,500  Chicago O'Hare International Airport Pollution Control Revenue
            (American Airlines) ..............................................           A                4.550          12,500,000
   11,800  Chicago Illinois O'Hare International Airport Revenue
            (American Airlines Series A ) ....................................           A                4.550          11,800,000
   45,850  Chicago O'Hare International Airport Revenue, Series C ............           A                4.650          45,850,000
   44,200  Cook County Illinois ..............................................           A           4.750 to 7.150      44,280,270
    6,000  Illinois Development Finance Authority Revenue
            (Chicago Symphony Orchestra) .....................................           A                4.600           6,000,000
   23,200  Illinois Development Finance Authority Pollution Control Revenue
            (Commonwealth Edison) ............................................           A                4.750          23,200,000
    6,000  Illinois Development Finance Authority Revenue
            (Jewish Federation Project) ......................................           A                4.800           6,000,000
    7,500  Illinois Development Finance Authority Revenue
            (Francis W. Parker School Project) ...............................           A                4.650           7,500,000
    9,000  Illinois Educational Facilities Authority Revenue
            (Field Museum of Natural History) ................................        09/07/00            4.650           9,000,000
    4,745  Illinois Educational Facilities Authority Revenue
            (Northwestern University) ........................................           A                4.750           4,745,000
    6,000  Illinois Educational Facilities Authority Revenue
            (Shedd Aquarium Society B) .......................................        07/18/00            3.450           6,000,000
   19,200  Illinois Health Facilities Authority Revenue
            (Central Health and Northwest Community) .........................           A                4.700          19,200,000
   25,000  Illinois Health Facilities Authority Revenue
            (Evanston Hospital) ..............................................           A           3.550 to 4.750      25,000,000
    5,680  Illinois Health Facilities Authority Revenue
            (Loyola University Health Systems B) .............................           A                4.700           5,680,000
    8,000  Illinois Health Facilities Authority Revenue
            (Pooled Loan) ....................................................           A                4.700           8,000,000
    7,295  Illinois Health Facilities Authority Revenue
            (Refunding Southern Illinois Healthcare Series B) ................           A                4.800           7,295,000
    1,100  Illinois Health Facilities Authority Revenue
            (Resurrection Health Series A) ...................................           A                4.650           1,100,000


14

PAINEWEBBER RMA TAX-FREE FUND, INC.

PRINCIPAL
 AMOUNT
  (000)                                                                           MATURITY DATES      INTEREST RATES      VALUE
---------                                                                       -------------------- --------------- --------------
ILLINOIS--(CONCLUDED)

$  19,100  Illinois Health Facilities Authority Revenue
            (St. Lukes Medical Center Obligation Series B) ...................           A                4.800%     $   19,100,000
    1,000  Illinois Health Facilities Authority Revenue
            (University Chicago Hospital) ....................................           A                4.550           1,000,000
   23,000  Illinois Health Facilities Authority Revenue
            (University Chicago Hospital), Project C .........................           A                4.650          23,000,000
   25,465  Illinois Health Facilities Authority Revenue
            Refunding (Advocate Health Care B) ...............................           A                4.900          25,465,000
    5,000  Illinois Health Facilities Authority Revenue
            Series 1997B (Victory Hospital) ..................................           A                4.350           5,000,000
   16,600  Illinois Toll and Highway Authority ...............................           A                4.700          16,600,000
    3,500  Jackson Union County Regional Port District Facilities Revenue
            Refunding (Enron Transportation Services) ........................           A                5.150           3,500,000
   16,000  Lisle Illinois Multi-Family Revenue Housing (Four Lakes Phase V) ..           A                4.900          16,000,000
    4,065  Metropolitan Pier and Expo ........................................        12/15/00            4.600           4,073,926
   14,285  Illinois Educational Facilities Authority Revenue
            (Pooled Loan)
            Tax-Exempt Commercial Paper ......................................  08/17/00 to 11/13/00 4.000 to 4.350      14,285,000
                                                                                                                     --------------
                                                                                                                        379,713,282
                                                                                                                     --------------
INDIANA--1.98%
    7,000  Indiana Health Facility Financing Authority Hospital Revenue
            (Aces Rehabilation Hospital) .....................................           A                4.700           7,000,000
    4,000  Indiana Municipal Power Supply Systems Revenue
            Refunding Series A ...............................................           A                4.750           4,000,000
    5,125  Indianapolis Indiana Local Public Improvement
            Bond Bank Notes Series H .........................................        07/10/00            4.500           5,125,740
    3,165  Rockport Pollution Control Revenue
            (AEP Generating Company Project) .................................           A                4.550           3,165,000
    9,300  Rockport Pollution Control Revenue Refunding
            (Indiana Michigan Power Company Project B) .......................           A                4.900           9,300,000
   22,800  St. Joseph County Educational Facilities Revenue
            (University Notre Dame) ..........................................           A                4.700          22,800,000
                                                                                                                     --------------
                                                                                                                         51,390,740
                                                                                                                     --------------
IOWA--0.29%
    7,600  Iowa Higher Education Loan Authority Revenue
            (Aces Education Loan Private College) ............................           A                4.850           7,600,000
                                                                                                                     --------------
KENTUCKY--2.85%
   13,000  Kentucky Asset and Liability Commission General Fund
            Revenue ..........................................................        06/27/01            5.250          13,086,840
    7,790  Kentucky Economic Development Finance Authority
            (Baptist Healthcare Systems Obligation) ..........................           A                4.850           7,790,000
   25,000  Kentucky Interlocal School Transportation
            Tax and Revenue Anticipation Notes ...............................        06/29/01            5.000          25,142,000


                                                                              15

PAINEWEBBER RMA TAX-FREE FUND, INC.

PRINCIPAL
 AMOUNT
  (000)                                                                           MATURITY DATES      INTEREST RATES      VALUE
---------                                                                       -------------------- --------------- --------------
KENTUCKY--(CONCLUDED)

$   7,895  Mason County Pollution Control Revenue
            (East Kentucky Power National Rural) .............................           A                4.850%     $    7,895,000
   20,000  Ohio County Kentucky Pollution Control Revenue
            (Big Rivers Electric Corporation) ................................           A                4.900          20,000,000
                                                                                                                     --------------
                                                                                                                         73,913,840
                                                                                                                     --------------
LOUISIANA--3.15%
    9,700  Calcasieu Parish Industrial Development Board
            Pollution Control Revenue
            (Citgo Petrol Corp.) .............................................           A                4.850           9,700,000
    1,400  Calcasieu Parish Louisiana Industrial Development Board
            (Olin Corporation Project) .......................................           A                4.500           1,400,000
   18,500  Louisiana Offshore Terminal Authority Deepwater ...................           A                4.650          18,500,000
   12,000  Louisiana Public Facilities Authority Pollution Control Revenue
            (Ciba Geigy) .....................................................           A                4.650          12,000,000
    7,245  Louisiana Public Facilities Authority Revenue
            (College and University Equipment and Capital Series A) ..........           A                4.800           7,245,000
    5,195  Louisiana State General Obligation Bond ...........................        09/01/00            7.250           5,298,680
    2,600  Louisiana State Offshore Terminal Revenue .........................           A                4.550           2,600,000
    4,000  Plaquemines Port Harbor and Terminal District (Tampa Electric) ....        11/08/00            4.750           4,000,000
    4,800  Saint Charles Parish Louisiana Pollution Control Revenue
            (Shell Oil Company Project) ......................................           A                4.550           4,800,000
   16,100  South Louisiana Port Commission Marine Terminal Facilities Revenue
            (Occidental Petroleum) ...........................................           A                4.650          16,100,000
                                                                                                                     --------------
                                                                                                                         81,643,680
                                                                                                                     --------------
MARYLAND--4.48%
    8,150  Baltimore Maryland Industrial Development Authority Revenue
            (Baltimore Capital Acquisition) ..................................           A                4.750           8,150,000
    3,500  Maryland Health and Higher Education Facilities, Series C
            (John Hopkins Hospital) ..........................................        07/12/00            4.450           3,500,000
    4,100  Maryland Health and Higher Educational Facilities Series A
            (John Hopkins Hospital) ..........................................           A                4.900           4,100,000
   22,400  Maryland Health and Higher Educational Facilities Series A
            (Pooled Loan Program) ............................................           A                4.800          22,400,000
   29,675  Maryland Health and Higher Educational Facilities Series B
            (Pooled Loan Program) ............................................           A                4.700          29,675,000
    7,685  Northeast Maryland Waste Disposal Authority Resources
            Recovery Revenue
            (Refunding Harford County Resources) .............................           A                4.600           7,685,000
    9,200  University of Maryland Equipment Tender Notes .....................           A                4.700           9,200,000
   31,500  Maryland Health and Higher Education, Series C
            (John Hopkins Hospital)
            Tax-Exempt Commercial Paper ......................................  08/14/00 to 09/22/00 4.050 to 4.200      31,500,000
                                                                                                                     --------------
                                                                                                                        116,210,000
                                                                                                                     --------------


16

PAINEWEBBER RMA TAX-FREE FUND, INC.

PRINCIPAL
 AMOUNT
  (000)                                                                           MATURITY DATES      INTEREST RATES      VALUE
---------                                                                       -------------------- --------------- --------------
MASSACHUSETTS--2.77%

$   9,150  Athol and Royalston Massachusetts Regional School District ........        07/13/01            5.000%     $    9,191,999
   11,200  Boston Water and Sewer Commission Revenue Series A ................           A                4.500          11,200,000
    3,915  Lowell Massachusetts ..............................................        02/15/01            7.625           4,071,410
   10,000  Massachusetts Health and Educational Facilities Authority Revenue
            (Variable Bentley College) .......................................           A                4.900          10,000,000
    6,100  Massachusetts Bay Transportation Authority Notes Series A .........        03/01/01            7.000           6,283,151
    9,000  Massachusetts Bay Transportation Authority
            Notes Series B ...................................................        09/01/00            4.250           8,998,470
    4,000  Massachusetts Municipal Wholesale Electric Company
            Power Supply Systems Revenue .....................................           A                4.600           4,000,000
    7,750  Massachusetts Water Resources Authority ...........................           A                4.650           7,750,000
    6,051  Whitman Hanson Massachusetts Regional School District .............        07/06/01            5.000           6,074,054
    4,200  Massachusetts Water Resources Authority
            Tax-Exempt Commercial Paper ......................................        10/10/00            4.700           4,200,000
                                                                                                                     --------------
                                                                                                                         71,769,084
                                                                                                                     --------------
MICHIGAN--2.69%
   10,000  Detroit Sewage Disposal Revenue ...................................           A                4.950          10,000,000
   14,700  Kent Hospital Finance Authority Michigan Revenue
            (Spectrum Health B) ..............................................           A                4.700          14,700,000
    3,000  Michigan Municipal Bond Authority Revenue Series B 1 ..............        08/25/00            4.250           3,002,825
    9,000  Michigan State
            School Loan Notes ................................................        04/23/01            5.000           9,052,475
    3,500  Michigan State Certificates of Participation
            (Short Terminal New Center) ......................................        03/01/01            4.750           3,511,180
    4,000  Michigan State Housing Development Authority
            (Shoal Creek) ....................................................           A                4.700           4,000,000
   12,270  Michigan Strategic Fund
            (Dow Chemical Company) ...........................................           A                4.550          12,270,000
    6,900  Midland County Michigan Economic Development Corporation
            Limited Obligation Revenue
            (Dow Chemcial Company) ...........................................           A                4.500           6,900,000
    5,400  Northville Township Economic Development Corporation
            Limited Obligation Revenue
            (Thrifty Northville Incorporated Project) ........................           A                4.925           5,400,000
    1,000  University Michigan University Revenue
            (Hospital Series A) ..............................................           A                4.550           1,000,000
                                                                                                                     --------------
                                                                                                                         69,836,480
                                                                                                                     --------------
MINNESOTA--1.27%
    7,000  Minnesota School Districts Tax and Anticipation Certificates ......        02/16/01            4.750           7,025,338
   26,000  Rochester Health Care Facilities (Mayo Clinic)
            Tax-Exempt Commercial Paper ......................................  08/08/00 to 08/21/00 4.150 to 4.450      26,000,000
                                                                                                                     --------------
                                                                                                                         33,025,338
                                                                                                                     --------------


                                                                              17

PAINEWEBBER RMA TAX-FREE FUND, INC.

PRINCIPAL
 AMOUNT
  (000)                                                                           MATURITY DATES      INTEREST RATES      VALUE
---------                                                                       -------------------- --------------- --------------
MISSISSIPPI--1.38%

$  13,500  Harrison County Pollution Control Revenue
            (DuPont) .........................................................           A                4.550%     $   13,500,000
    6,600  Jackson County Port Facility Revenue
            (Refunding Chevron USA Incorporated Project) .....................           A                4.550           6,600,000
    8,700  Mississippi Business Finance Corporation Mississippi Revenue
            (Mississippi College) ............................................           A                4.750           8,700,000
    7,000  Clairebore County Pollution Control Revenue
            (Southern Mississippi Electric) Tax-Exempt Commercial Paper ......           A                4.100           7,000,000
                                                                                                                     --------------
                                                                                                                         35,800,000
                                                                                                                     --------------
MISSOURI--2.06%
   40,400  Missouri Health and Educational Facilities Authority Revenue
            (Medical Research Facilities Stowers A) ..........................           A                4.750          40,400,000
    5,550  Missouri State Health and Educational Facilities Authority
            Health Facilities Revenue Barnes Hospital ........................        12/15/00            7.125           5,673,659
    3,500  University of Missouri
            Capital Projects Notes ...........................................        06/29/01            5.250           3,529,855
    3,625  University of Missouri Revenues
            (Hospital and Clinics Improvement) ...............................        11/01/00            7.375           3,703,884
                                                                                                                     --------------
                                                                                                                         53,307,398
                                                                                                                     --------------
NEBRASKA--0.98%
    3,200  Nebhelp Incorporated Nebraska Revenue
            (Multiple Mode Student Loan, Series A) ...........................           A                4.700           3,200,000
   15,100  Nebhelp Incorporated Nebraska Revenue
            (Multiple Mode Student Loan, Series E) ...........................           A                4.700          15,100,000
    7,000  Omaha Public Power District Electric Tax-Exempt Commercial Paper ..  07/21/00 to 09/07/00 4.000 to 4.750       7,000,000
                                                                                                                     --------------
                                                                                                                         25,300,000
                                                                                                                     --------------
NEVADA--1.02%
   26,565  Clark County Airport Improvement Revenue ..........................           A                4.700          26,565,000
                                                                                                                     --------------
NEW HAMPSHIRE--1.61%
    5,000  Nashua New Hampshire Bond Anticipation Notes ......................        12/14/00            4.700           5,002,170
   13,800  New Hampshire Business Finance Authority Series A
            Resource Recovery Revenue ........................................           A                4.850          13,800,000
   19,525  New Hampshire Housing Finance Authority Multi-Family Revenue
            (EQR Bond Partnership Project) ...................................           A                4.900          19,525,000
    3,400  Pembroke New Hampshire Tax Anticipation Notes .....................        12/29/00            4.100           3,404,978
                                                                                                                     --------------
                                                                                                                         41,732,148
                                                                                                                     --------------
NEW MEXICO--0.57%
   14,800  University of New Mexico University Revenues ......................           A                4.700          14,800,000
                                                                                                                     --------------


18

PAINEWEBBER RMA TAX-FREE FUND, INC.

PRINCIPAL
 AMOUNT
  (000)                                                                           MATURITY DATES      INTEREST RATES      VALUE
---------                                                                       -------------------- --------------- --------------
NEW YORK--2.49%

$  10,000  City of Rochester .................................................        08/21/00            4.400%     $   10,000,000
    2,410  New York City .....................................................           A                4.750           2,410,000
    1,600  New York City Series A ............................................           A                4.450           1,600,000
    2,100  New York City Series F-3 ..........................................           A                4.600           2,100,000
   25,000  New York City Transitional Finance Authority ......................           A                4.850          25,000,000
    4,900  Oyster Bay New York
            Bond Anticipation Notes ..........................................        04/26/01            5.250           4,915,297
    6,000  Oyster Bay New York
            Tax Anticipation Notes ...........................................        01/26/01            5.000           6,000,474
   11,000  Riverhead New York Central School District
            Tax Anticipation Notes ...........................................        06/22/01            5.000          11,030,661
    1,500  Suffolk County Industrial Development Agency Research
            (Cold Spring Harbor Laboratory Project) ..........................           A                4.450           1,500,000
                                                                                                                     --------------
                                                                                                                         64,556,432
                                                                                                                     --------------
NORTH CAROLINA--8.00%
   25,980  Charlotte Airport Revenue .........................................           A                4.700          25,980,000
   16,400  Charlotte Mecklenberg Hospital Authority
            (Health Care Systems Revenue Series D) ...........................           A                4.700          16,400,000
    3,400  Greensboro Enterprise Systems Revenue Series B ....................           A                4.700           3,400,000
    4,900  Mecklenburg County North Carolina Lease Revenue
            (The Young Mens Christian Association) ...........................           A                4.750           4,900,000
   10,940  North Carolina Educational Facilities Finance Agency Revenue
            (Guilford College) ...............................................           A                4.800          10,940,000
   24,000  North Carolina Educational Facility
            (Bowman Grey School Medical Project) .............................           A                4.750          24,000,000
   50,190  North Carolina Educational Facility
            (Duke University Project Series A) ...............................           A                4.750          50,190,000
   12,015  North Carolina Educational Facility
            (Elon College) ...................................................           A                4.750          12,015,000
    5,785  North Carolina Medical Care Commission Hospital Revenue
            (Duke University Hospital Project C) .............................           A                4.750           5,785,000
    2,000  North Carolina Medical Care Commission Hospital Revenue
            (Presbyterian Hospital Project) ..................................        10/01/00            7.375           2,030,012
    2,100  North Carolina Medical Care Commission Hospital Revenue
            (Lexington Memorial Hospital Project) ............................           A                4.600           2,100,000
    1,900  North Carolina Medical Care Commission Hospital Revenue Bonds .....           A                4.500           1,900,000
    2,000  North Carolina Medical Care Commission Revenue
            (Carol Woods Project) ............................................           A                4.500           2,000,000
    6,000  Piedmont Triad Airport Authority (North Carolina Airport Revenue
            Series B) ........................................................           A                4.850           6,000,000
    6,850  Raleigh Durham Airport Authority Special Facility Revenue
            (American Airlines Series B) .....................................           A                4.600           6,850,000


                                                                              19

PAINEWEBBER RMA TAX-FREE FUND, INC.

PRINCIPAL
 AMOUNT
  (000)                                                                           MATURITY DATES      INTEREST RATES      VALUE
---------                                                                       -------------------- --------------- --------------
NORTH CAROLINA--(CONCLUDED)

$   7,600  Union County Industrial Facilities and Pollution Control
            Financing Authority
            (Square D Company Project) .......................................           A           4.125 to 4.700% $    7,600,000
    6,600  Wake County North Carolina Industrial Facilities and Pollution
            Control Financing Authority Revenue
            (Carolina Power and Light Company Project A) .....................           A                4.450           6,600,000
   18,700  Wake County North Carolina Industrial Facilities and Pollution
            Control Financing Authority Revenue
            (Carolina Power and Light Company Series C) ......................           A                4.750          18,700,000
                                                                                                                     --------------
                                                                                                                        207,390,012
                                                                                                                     --------------
OHIO--2.01%
    5,000  Columbus Electric Systems Revenue .................................           A                4.200           5,000,000
   18,900  Columbus Sewer Revenue ............................................           A                4.700          18,900,000
    9,095  Cuyahoga County
            (Cleveland Orchestra Project) ....................................           A                4.500           9,095,000
   12,800  Cuyahoga County Hospital Revenue
            (Cleveland Clinic Foundation A) ..................................           A                4.750          12,800,000
    4,805  Cuyahoga County Hospital Revenue Series A .........................           A                4.800           4,805,000
    1,650  Hamilton County Hospital Facilities Revenue
            (Bethesda Hospital Incorporated) .................................           A                4.600           1,650,000
                                                                                                                     --------------
                                                                                                                         52,250,000
                                                                                                                     --------------
OKLAHOMA--0.08%
    2,000  Oklahoma City Oklahoma Industrial and Cultural Revenue
            (SSM Health Care Series A) .......................................        06/01/01            5.000           2,003,884
                                                                                                                     --------------
OREGON--1.05%
    7,000  Oregon Housing and Community Services Department Mortgage Revenue .           A                4.500           7,000,000
   16,300  Oregon State General Obligation (Veterans Welfare) ................           A                4.800          16,300,000
    4,000  Portland Oregon Multi-Family Revenue
            (South Park Block Project Series A) ..............................           A               5.050            4,000,000
                                                                                                                     --------------
                                                                                                                         27,300,000
                                                                                                                     --------------
PENNSYLVANIA--2.75%
    1,600  Delaware County Industrial Development Authority Pollution
            Control Revenue (British Petroleum) ..............................           A                4.500           1,600,000
   25,800  Delaware Valley Regional Finance Authority
            (Local Government Revenue) .......................................           A                4.750          25,800,000
    4,200  Delaware Valley Regional Finance Authority Series B
            (Local Government Revenue) .......................................           A                4.750           4,200,000
    6,900  Northumberland County Industrial Development Authority
            Pollution Control Revenue
            (Merck and Company) ..............................................           A                3.000           6,900,000
    9,000  Pennsylvania Higher Educational Facilities Authority Revenue
            (Medical College Pennsylvania Series A) ..........................        03/01/01            7.375           9,293,593
    1,000  Pennsylvania Strategic Industrial Development Authority
            (Economic Development) ...........................................           A                4.600           1,000,000


20

PAINEWEBBER RMA TAX-FREE FUND, INC.

PRINCIPAL
 AMOUNT
  (000)                                                                           MATURITY DATES      INTEREST RATES      VALUE
---------                                                                       -------------------- --------------- --------------
PENNSYLVANIA--(CONCLUDED)

$   6,890  Philadelphia Water and Waste Revenue Series B .....................           A                4.700%     $    6,890,000
   15,600  University of Pittsburgh ..........................................  07/01/00 to 05/23/01 4.550 to 5.200      15,632,851
                                                                                                                     --------------
                                                                                                                         71,316,444
                                                                                                                     --------------
SOUTH CAROLINA--2.81%
   12,935  South Carolina Jobs Economic Development Authority
            Hospital Facilities Revenue (Baptist Healthcare Systems) .........           A                4.750          12,935,000
   15,315  South Carolina Jobs Economic Development Authority
            Hospital Facilities Revenue (Regional Medical Center Orangeburg) .           A                4.700          15,315,000
   11,550  South Carolina State
            (State School Facilities Series A) ...............................        01/01/01            5.500          11,628,669
    2,005  South Carolina State Public Service Authority Revenue .............        01/01/01            6.250           2,025,809
   14,000  Spartanburg County School District Number 7
            (School District Enhance Program) ................................        02/15/01            4.750          14,047,977
   16,900  South Carolina Public Service Authority
            Tax-Exempt Commercial Paper ......................................  09/08/00 to 11/09/00 4.050 to 4.350      16,900,000
                                                                                                                     --------------
                                                                                                                         72,852,455
                                                                                                                     --------------
TENNESSEE--2.24%
    7,450  Clarksville Public Building Authority Revenue C ...................           A                4.750           7,450,000
    4,000  Metropolitan Nashville Airport Authority ..........................           A                4.800           4,000,000
    6,500  Metropolitan Nashville and Davidson County
            (Vanderbilt University) ..........................................           A                4.150           6,500,000
    5,000  Metropolitan Nashville and Davidson County
            Health and Educational Facilities Board Revenue
            (Vanderbilt University Series A) .................................           A                4.700           5,000,000
    8,600  Metropolitan Nashville and Davidson Industrial (Timberlake) .......           A                4.700           8,600,000
   15,305  Montgomery County Public Building Authority Revenue (Pooled Loan) .           A                4.750          15,305,000
    3,000  Tennessee State ...................................................        07/18/00            4.000           3,000,000
    4,660  Tennessee Housing Development Agency
            Homeownership Program Notes ......................................           A                4.750           4,660,000
    3,500  Tennessee State
            Tax-Exempt Commercial Paper ......................................        07/20/00            4.350           3,500,000
                                                                                                                     --------------
                                                                                                                         58,015,000
                                                                                                                     --------------
TEXAS--9.03%
    6,005  Bexar County Health Facilities Development
            (Army Retirement Foundation) .....................................           A                4.800           6,005,000
    3,600  Brazos River Texas Harbor Navigation District Brazoria
            County Revenue
            Refunding (Dow Chemical Company Project A) .......................           A                4.550           3,600,000
    2,000  Garland Texas Independent School District .........................        02/15/01            6.650           2,028,976


                                                                              21

PAINEWEBBER RMA TAX-FREE FUND, INC.

PRINCIPAL
 AMOUNT
  (000)                                                                           MATURITY DATES      INTEREST RATES      VALUE
---------                                                                       -------------------- --------------- --------------
TEXAS--(CONCLUDED)

$  12,800  Georgetown Higher Education Finance Corp.
            (Southwestern University) ........................................           A                4.800%     $   12,800,000
   10,400  Guadalupe Blanco River Authority
            (Central Texas Tax Power) ........................................           A                4.550          10,400,000
    7,065  Gulf Coast Industrial Development Authority Texas Marine Terminal
            Revenue
            (Amoco Oil Company Project) ......................................           A                3.850           7,065,000
    3,000  Gulf Coast Texas Pollution Control Revenue (Exxon Project) ........           A                4.550           3,000,000
    7,000  Gulf Coast Waste Disposal Authority
            (Amoco Oil Company Project) ......................................           A                3.600           7,000,000
   10,500  Harris County Health Facilities Series B
            (Memorial Hospital Systems Project) ..............................           A                4.700          10,500,000
    2,150  Harris County Industrial Development Corporation
            Polluction Control Revenue (Exxon Project) .......................           A                4.500           2,150,000
   28,525  Harris County Toll Roads ..........................................           A           4.700 to 5.000      28,525,000
    5,500  Midlothian Industrial Development Corporation
            Pollution Control Revenue
            (Box Crow Cement Company Project) ................................           A                4.800           5,500,000
    5,000  North Central Texas Health Facilities Development .................           A                4.750           5,000,000
    1,500  Port Arthur Texas Navigation District Industrial Development ......           A                4.500           1,500,000
    9,200  Port of Corpus Christi Authority Texas
            (Koch Industries) ................................................           A                4.800           9,200,000
    4,000  Redeemable River Authority Texas Pollution Control Revenue
            (Arts Refunding Southwestern Public Service) .....................           A                4.750           4,000,000
    8,000  San Antonio Texas Electric and Gas Revenue
            Series B .........................................................        02/01/01            6.000           8,079,234
   67,500  State of Texas Tax and Revenue Anticipation Notes .................        08/31/00            4.500          67,586,833
    5,380  Travis County .....................................................        03/01/01            5.000           5,405,589
    7,000  Bexar Metropolitan Water
            Tax-Exempt Commercial Paper ......................................  08/09/00 to 09/08/00 4.050 to 4.450       7,000,000
   20,500  City of Houston
            Tax-Exempt Commercial Paper ......................................  08/11/00 to 11/07/00 4.050 to 4.350      20,500,000
    7,500  San Antonio Texas Electric and Gas Series A
            Tax-Exempt Commerical Paper ......................................  09/11/00 to 09/13/00 4.100 to 4.150       7,500,000
                                                                                                                     --------------
                                                                                                                        234,345,632
                                                                                                                     --------------
UTAH--2.01%
    2,800  Carbon County Pollution Control Revenue
            (Pacificorp Projects) ............................................           A                4.550           2,800,000
    3,000  Salt Lake County ..................................................        12/29/00            5.000           3,008,991
   13,000  Utah State ........................................................           A                4.750          13,000,000
   33,400  Intermountain Power Agency Utah Power Supply, Series B-4
            Tax-Exempt Commercial Paper ......................................  09/12/00 to 09/13/00      4.050          33,400,000
                                                                                                                     --------------
                                                                                                                         52,208,991
                                                                                                                     --------------


22

PAINEWEBBER RMA TAX-FREE FUND, INC.

PRINCIPAL
 AMOUNT
  (000)                                                                           MATURITY DATES      INTEREST RATES      VALUE
---------                                                                       -------------------- --------------- --------------
VIRGINIA--3.40%

$  38,750  Loudoun County Industrial Development Authority
            (Falcons Landing Project) ........................................           A                4.750%     $   38,750,000
    2,300  Roanoke Industrial Development Authority Hospital Revenue
            (Roanoke Memorial Hospital Series B) .............................           A                4.550           2,300,000
   42,275  Louisa Industrial Development Authority
            (Virgina Electric Power)
            Tax-Exempt Commercial Paper ......................................  07/19/00 to 09/12/00 4.200 to 4.800      42,275,000
    5,000  Norfolk Industrial Development Authority
            (Sentra Hospital) Tax-Exempt Commercial Paper ....................        08/23/00            4.000           5,000,000
                                                                                                                     --------------
                                                                                                                         88,325,000
                                                                                                                     --------------
WASHINGTON--2.14%
    5,000  Port of Seattle Industrial Development Corporation
            (Alaska Airlines Incorporated) ...................................           A                4.750           5,000,000
   10,000  Port of Seattle Washington Revenue Series A .......................           A                4.850          10,000,000
   14,800  Snohomish Public Utility District .................................           A                4.700          14,800,000
    1,400  Washington Health Care Facilities Authority Revenue
            (Fred Hutchinson Cancer Center) ..................................           A                4.750           1,400,000
   12,800  Washington State ..................................................           A                4.750          12,800,000
    4,000  Washington State Public Power Supply Systems (Nuclear
            Project Number 1 Series 1A-1) ....................................           A                4.900           4,000,000
    7,600  Seattle Municipal Light and Power Revenue
            Tax-Exempt Commercial Paper ......................................           A                4.700           7,600,000
                                                                                                                     --------------
                                                                                                                         55,600,000
                                                                                                                     --------------
WEST VIRGINIA--0.37%
    9,500  Grant County County Pollution Control Revenue
            (Virginia Electric Power) Tax-Exempt Commercial Paper ............        10/06/00            4.450           9,500,000
                                                                                                                     --------------
WISCONSIN--1.33%
    6,100  City of Oak Creek Pollution Control Revenue
            (Wisconsin Electric Power Company) ...............................           A                4.800           6,100,000
    1,000  La Crosse Wisconsin Pollution Control Revenue
            (Dairyland Power Cooperative Series B) ...........................           A                4.450           1,000,000
    5,335  Wisconsin State ...................................................        05/01/01            5.000           5,367,105
    2,435  Wisconsin State Clean Water Revenue ...............................        06/01/01            5.000           2,440,336
   19,476  Wisconsin State
            Tax-Exempt Commercial Paper ......................................  07/14/00 to 10/12/00 4.200 to 4.350      19,476,000
                                                                                                                     --------------
                                                                                                                         34,383,441
                                                                                                                     --------------
WYOMING--1.26%
    3,590  Converse County Wyoming Pollution Control Revenue
            (Pacificorp Projects)............................................            A                4.550           3,590,000
      900  Kemmerer Wyoming Pollution Control Revenue
            (Exxon Project) ..................................................           A                4.500             900,000
   11,800  Lincoln County Pollution Control Revenue ..........................           A                4.550          11,800,000
    1,200  Sweetwater County Pollution Control Revenue
            (Idaho Power Company Project C) ..................................           A                4.550           1,200,000


                                                                              23

PAINEWEBBER RMA TAX-FREE FUND, INC.

PRINCIPAL
 AMOUNT
  (000)                                                                           MATURITY DATES      INTEREST RATES      VALUE
---------                                                                       -------------------- --------------- --------------
WYOMING--(CONCLUDED)

$  15,000  Wyoming State Education Fund ......................................        06/27/01            5.250%     $   15,129,450
                                                                                                                     --------------
                                                                                                                         32,619,450
                                                                                                                     --------------
Total Investments (cost--$2,677,326,903 which approximates cost for federal
  income tax purposes)--103.22% ..............................................                                        2,677,326,903
Liabilities in excess of other assets--(3.22)% ...............................                                          (83,449,190)
                                                                                                                     --------------
Net Assets (applicable to 2,594,823,449 shares of common stock outstanding
  at $1.00 per share)--100.00% ...............................................                                       $2,593,877,713
                                                                                                                     ==============
----------------

 A -- Variable rate demand notes and variable rate certificates of participation are payable on demand. The interest rates shown are the current rates as of June 30, 2000, and reset periodically.



                       Weighted average maturity--42 days





                See accompanying notes to financial statements.

PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

STATEMENT OF NET ASSETS                                           JUNE 30, 2000


PRINCIPAL
 AMOUNT
  (000)                                                                           MATURITY DATES      INTEREST RATES      VALUE
---------                                                                       -------------------- --------------- --------------
MUNICIPAL BONDS AND NOTES--97.16%

$  18,248  California Educational Facilities Authority
            (Stanford University-Series L) ...................................           A                4.300%     $   18,248,000
    4,950  California Educational Facilities Authority
            (Stanford University-Series L-3) .................................           A                4.300           4,950,000
    5,875  California Educational Facilities Authority
            (Stanford University-Series L-4) .................................           A                4.300           5,875,000
    6,500  California Health Facilities Financing Authority
            (Adventist Health System-Series A) ...............................           A                4.400           6,500,000
    5,100  California Health Facilities Financing Authority
            (Adventist Health System-Series B) ...............................           A                4.400           5,100,000
      100  California Health Facilities Financing Authority
            (Hospital Adventist-Series A) ....................................           A                4.000             100,000
    2,100  California Health Facilities Financing Authority
            (Hospital Adventist-Series B) ....................................           A                4.000           2,100,000
    4,300  California Health Facilities Financing Authority (Scripps Health) .           A                4.650           4,300,000
    3,600  California Health Facilities Financing Authority
            (Scripps Memorial Hospital) ......................................           A                4.650           3,600,000
    3,500  California Health Facilities Financing Authority
            (Scripps Memorial Hospital-Series B) .............................           A                4.650           3,500,000
      140  California Health Facilities Financing Authority
            (St. Joseph's Health System-Series B) ............................           A                4.250             140,000
    2,000  California Health Facilities Financing Authority
            (Sutter Adventist Health-Series B) ...............................           A                3.950           2,000,000
    8,500  California Infrastructure and Economic Development
            Bank Revenue (Independent System Operation Corporation) ..........           A                4.300           8,500,000
    1,100  California Pollution Control Financing Authority
            (Pacific Gas & Electric Corporation) .............................           A                4.000           1,100,000
      200  California Pollution Control Financing Authority
            (Pacific Gas & Electric Corporation-Series C) ....................           A                4.100             200,000
    2,000  California Pollution Control Financing Authority
            (Pacific Gas & Electric Corporation-Series F) ....................           A                4.000           2,000,000
    3,500  California Pollution Control Financing Authority
            (Southern California Edison) .....................................           A                4.400           3,500,000
      400  California Pollution Control Financing Authority
            (Southern California Edison-Series B) ............................           A                4.400             400,000
    5,500  California Pollution Control Financing Authority
            (Southern California Edison-Series D) ............................           A                4.400           5,500,000
    3,200  California Pollution Control Financing Authority
            Pollution Control Revenue (Pacific Gas and Electric) .............           A           4.050 to 4.350       3,200,000
    3,400  California Public Capital Improvements Financing Authority Revenue            A                4.750           3,400,000
   12,000  California School Cash Reserve Program Authority
            Pool (Series A) ..................................................        07/03/01            5.250          12,112,680
   15,525  California School Facilities Financing Corporation
            Certificates of Participation (Capital Improvement Financing
            Project) .........................................................           A                4.400          15,525,000
    1,850  California State General Obligation Bond ..........................        03/01/01            4.875           1,864,038
    8,000  California Statewide Communities Development Authority
            Certificates of Participation
            (St. Joseph Health System) .......................................           A                4.350           8,000,000


                                                                              25

PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

PRINCIPAL
 AMOUNT
  (000)                                                                           MATURITY DATES      INTEREST RATES      VALUE
---------                                                                       -------------------- --------------- --------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

$   6,000  California Statewide Communities Development Authority
            Tax and Revenue Anticipation Notes (Series C-2) ..................        09/29/00            4.000%     $    6,008,040
   10,900  California Transit Financing Authority ............................           A                4.350          10,900,000
    2,950  Abag Finance Authority for Nonprofit Corporations
            (Lucile Salter Packard Project) ..................................           A                4.400           2,950,000
    4,410  Alameda Contra Costa Schools Financing Authority
            Certificates of Participation
            (Capital Improvement Financing Projects-Series A) ................           A                4.450           4,410,000
    3,035  Alameda Contra Costa Schools Financing Authority
            Certificates of Participation
            (Capital Improvement Financing Projects-Series D) ................           A                4.400           3,035,000
    5,000  Alameda Tax and Revenue Anticipation Notes ........................        07/02/01            5.000           5,033,150
    6,500  Alameda Unified School District
            Tax and Revenue Anticipation Notes ...............................        07/05/01            5.000           6,546,605
    1,000  Alisal Union School District Tax and Revenue Anticipation Notes ...        07/27/00            4.000           1,000,377
   16,600  Anaheim Certificates of Participation .............................           A                4.300          16,600,000
    6,250  Contra Costa County Board of Education
            Tax and Revenue Anticipation Notes ...............................        07/05/01            5.000           6,296,625
    1,750  Contra Costa County Tax and Revenue Anticipation Notes (Series A) .        09/29/00            4.000           1,752,331
    7,500  Cupertino Union School District
            Tax and Revenue Anticipation Notes ...............................        07/05/01            5.000           7,553,775
    7,000  Desert Sands Unified School District
            Tax and Revenue Anticipation Notes ...............................        07/06/01            5.000           7,052,220
   10,000  Fairfield-Suisun Unified School District
            Tax and Revenue Anticipation Notes ...............................        07/05/01            5.000          10,071,700
    2,000  Fremont Certificates of Participation
            (Police Facility Finance Project-Series A) .......................        08/01/00            5.900           2,007,260
    9,900  Fresno Tax and Revenue Anticipation Notes .........................        06/29/01            5.000           9,968,508
    3,000  Golden Empire Schools Financing Authority
            (Kern High School District Project) ..............................           A                4.250           3,000,000
    5,100  Golden Empire Schools Financing Authority
            (Kern High School District Project-Series A) .....................           A                4.250           5,100,000
   20,100  Irvine Improvement Bond Act 1915 Updates
            Assessment District 85-7-I .......................................           A                4.250          20,100,000
   16,110  Irvine Public Facilities and Infrastructure Authority
            (Capital Improvement Projects) ...................................           A                4.250          16,110,000
    7,500  Irvine Ranch Water District .......................................           A                3.500           7,500,000
      200  Irvine Ranch Water District (Series A) ............................           A                4.300             200,000
    2,200  Irvine Ranch Water District
            (Improvement District Number 182- Series A) ......................           A                3.500           2,200,000
      500  Irvine Ranch Water District
            Certificates of Participation
            (Capital Improvement Project) ....................................           A                3.500             500,000
    5,000  Kern County Board of Education
            Tax and Revenue Anticipation Notes ...............................        07/03/01            5.000           5,034,800
    5,000  Kern County High School District
            Tax and Revenue Anticipation Notes ...............................        07/06/00            4.000           5,000,416


26

PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

PRINCIPAL
 AMOUNT
  (000)                                                                           MATURITY DATES      INTEREST RATES      VALUE
---------                                                                       -------------------- --------------- --------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

$   2,900  Los Angeles Community Redevelopment Agency
            Multi-Family Housing Revenue Bonds (Grand Promenade Project) .....           A                4.300%     $    2,900,000
    7,000  Los Angeles County Tax and Revenue Anticipation Notes Series A ....        06/29/01            5.000           7,056,490
    1,500  Los Angeles County Certificates of Participation
            (L A County Museum Art-Series A) .................................           A                4.650           1,500,000
    5,000  Los Angeles County Pension Obligation (Series B) ..................           A                4.300           5,000,000
   14,100  Los Angeles County Pension Obligation (Series C) ..................           A                4.300          14,100,000
    2,000  Los Angeles County Schools Pooled Financing
            Program Participation Certificates
            (Pooled Transport Series A) ......................................           A                5.000           2,013,960
   12,600  Los Angeles County Transport Commission Sales
            (Tax and Revenue Refunding Bonds-Series A) .......................           A                4.300          12,600,000
    6,495  Los Angeles Department Water and Power Electric
            Plant Revenue (Series 143) .......................................           A                4.350           6,495,000
    6,000  Los Angeles Department Water and Power Electric
            Plant Revenue (Series 276) .......................................           A                4.370           6,000,000
   13,300  Los Angeles Multi-Family Housing Revenue Bonds
            (Museum Terrace Apartments-Series H) .............................           A                4.450          13,300,000
   10,400  M-S-R Public Power Agency (San Juan Project)
            Revenue Bonds (Series D) .........................................           A                4.250          10,400,000
    8,200  M-S-R Public Power Agency (San Juan Project)
            Revenue Bonds (Series E) .........................................           A                4.300           8,200,000
    4,500  Metropolitan Water District Southern California
            Waterworks Revenue ...............................................           A                4.800           4,500,000
    4,000  Metropolitan Water District Southern California
            Waterworks Revenue Bonds (Series B) ..............................           A                3.650           4,000,000
    6,795  Moorpark Industrial Development Authority
            (Fred Kavli and Kavlico Corporation) .............................           A                4.300           6,795,000
    5,400  Newport Beach Health Facilities (Hoag Memorial Hospital) ..........           A                4.250           5,400,000
    8,200  Newport Beach Health Facilities (Hoag Memorial Hospital-Series C) .           A                4.250           8,200,000
    5,100  Oakland Alameda County Coliseum Authority Lease Revenue ...........           A                4.400           5,100,000
   12,200  Oakland Joint Powers Financing Authority (Series A-1) .............           A                4.250          12,200,000
   12,000  Oakland Unified School District Alameda County
            Tax and Revenue Anticipation Notes ...............................        11/17/00            4.000          12,013,636
    6,525  Orange County Apartment Development Revenue Bonds
            (Niguel Village-Series AA) .......................................           A                4.500           6,525,000
    8,040  Orange County Apartment Development Revenue Bonds
            (Niguel Village-Series U) ........................................           A                4.500           8,040,000
    1,450  Orange County Various Sanitation Districts
            Certificates of Participation (Series C) .........................           A                4.000           1,450,000
    5,000  Paramount Unified School District
            Tax and Revenue Anticipation Notes ...............................        09/29/00            4.250           5,010,008
    2,400  Pomona Redevelopment Agency Multi-Family Housing Revenue Bonds
            (Park and Plaza Appartments-Series A) ............................           A                4.250           2,400,000
    2,500  Ravenswood City School District
            Tax and Revenue Anticipation Notes ...............................        07/05/01            4.900           2,515,525


                                                                              27

PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

PRINCIPAL
 AMOUNT
  (000)                                                                           MATURITY DATES      INTEREST RATES      VALUE
---------                                                                       -------------------- --------------- --------------
MUNICIPAL BONDS AND NOTES--(CONCLUDED)

$   5,275  Redondo Beach Redevelopment Agency Multi-Family Revenue Bonds
            (McCandless Senior Housing Project A) ............................           A                4.500%     $    5,275,000
    5,400  Riverside County Asset Leasing Corporation ........................           A                4.400           5,400,000
    5,390  Sacramento City Unified School District
            Tax and Revenue Anticipation Notes ...............................        12/06/00            4.250           5,400,909
   11,740  Sacramento County Certificates of Participation
            (Administration Center and Courthouse Project) ...................           A                4.350          11,740,000
    3,000  San Bernardino County
            Tax and Revenue Anticipation Notes ...............................        09/29/00            3.750           3,002,664
    6,000  San Bernardino County Certificates of Participation
            (Medical Center Financing Project) ...............................           A                4.700           6,000,000
    2,000  San Diego Tax and Revenue Anticipation Notes (Series A) ...........        09/29/00            4.250           2,004,140
    4,885  San Diego Unified School District
            Tax and Revenue Anticipation Notes (Series A) ....................        09/29/00            4.250           4,893,780
    6,000  San Jose Redevelopment Agency Revenue Bonds
            (Merged Area Redevelopment Project-Series A) .....................           A                4.400           6,000,000
    4,700  San Jose Redevelopment Agency Revenue Bond
            (Merged Area Redevelopment Project-Series B) .....................           A                4.400           4,700,000
    2,225  San Mateo County Transit District Sales Tax Revenue (Series A) ....        06/01/01            4.500           2,234,819
      400  Santa Ana Health Facility Revenue
            Multi-Model Town and County ......................................           A                4.000             400,000
    2,938  Santa Clara County El Camino Hospital District
            (Hospital Facilities Authority Revenue-Series A) .................           A                4.800           2,938,000
    9,800  Santa Clara County El Camino Hospital District
            (Hospital Facilities Authority Revenue-Series B) .................           A                4.800           9,800,000
   17,100  Santa Clara Financing Authority
            (VMC Facility Replacement Project B) .............................           A                4.300          17,100,000
   14,800  Southern Public Power Authority Project Revenue Bonds
            (Palo Verde Project-Series C) ....................................           A                4.300          14,800,000
   12,000  Southern Public Power Authority Project Revenue Bonds
            (Southern Transmission) ..........................................           A                4.300          12,000,000
   10,000  Ventura County
            Tax and Revenue Anticipation Notes (Series A) ....................        07/03/01            5.000          10,076,100
    7,500  West Basin Municipal Water District Revenue
            Certificates of Participation (Series A) .........................           A                4.250           7,500,000
    8,000  West Contra Costa Unified School District
            Tax and Revenue Anticipation Notes ...............................        12/06/00            4.500           8,018,329
    2,995  Westminster Certificates of Participation
            (Civic Center Project-Series B) ..................................           A                4.450           2,995,000
    2,000  Puerto Rico Commonwealth (Series A-1) .............................           A                4.750           2,000,000
    2,980  Puerto Rico Industrial Medical and Environmental Pollution
            Control Facilities Financing Authority Revenue (Series A) ........        12/01/00            3.800           2,980,000
                                                                                                                     --------------
Total Municipal Bonds and Notes (cost--$608,618,885) .........................                                          608,618,885
                                                                                                                     --------------

                                                                              28

PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

PRINCIPAL
 AMOUNT
  (000)                                                                           MATURITY DATES      INTEREST RATES      VALUE
---------                                                                       -------------------- --------------- --------------
TAX-EXEMPT COMMERCIAL PAPER--16.87%

$  10,000  California State General Obligations ..............................  08/04/00 to 08/23/00      3.950%     $   10,000,000
    3,000  Anaheim California ................................................        10/11/00            3.900           3,000,000
    6,500  Los Angeles Department of Water and Power .........................  08/21/00 to 09/01/00 3.900 to 4.250       6,500,000
    4,000  Los Angeles Transportation Commission (Series A) ..................        09/08/00            3.950           4,000,000
    2,000  Los Angeles Wastewater System .....................................        08/11/00            3.350           2,000,000
    9,500  Metropolitan Water District of Southern California ................  07/24/00 to 08/09/00 3.300 to 4.200       9,500,000
    6,000  Modesto Irrigation District .......................................  09/11/00 to 09/12/00 3.450 to 3.950       6,000,000
    3,200  Orange County Local Transportation Authority ......................        08/10/00            3.300           3,200,000
    4,000  Regents of the University of California (Series B) ................        07/12/00            3.900           4,000,000
    9,050  San Diego Industrial Development Authority
            (San Diego Gas and Electric) .....................................  07/21/00 to 10/12/00 3.350 to 4.000       9,050,000
   16,201  San Diego Unified Port Authority (Series B) .......................  08/07/00 to 08/21/00 3.450 to 3.550      16,201,000
    2,000  San Joaquin County Transportation Authority .......................        08/16/00            3.900           2,000,000
    6,249  San Jose International Airport ....................................  09/06/00 to 09/07/00 4.200 to 4.400       6,248,944
   23,997  Puerto Rico Commonwealth Government Development Bank ..............  08/15/00 to 10/17/00 3.350 to 4.450      23,997,000
                                                                                                                     --------------
Total Tax-Exempt Commercial Paper (cost--$105,696,944) .......................                                          105,696,944
                                                                                                                     --------------
Total Investments (cost--$714,315,829 which approximates cost for
  federal income tax purposes)--114.03% ......................................                                          714,315,829
Liabilities in excess of other assets--(14.03)% ..............................                                          (87,891,674)
                                                                                                                     --------------
Net Assets (applicable to 626,895,844 shares of beneficial interest at $1.00
  per share)--100.00 .........................................................                                       $  626,424,155
                                                                                                                     ==============
----------------

A -- Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of June 30, 2000, and reset periodically.



                       Weighted average maturity--68 days.





                See accompanying notes to financial statements.

PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND

STATEMENT OF NET ASSETS                                           JUNE 30, 2000

PRINCIPAL
 AMOUNT
  (000)                                                                           MATURITY DATES      INTEREST RATES      VALUE
---------                                                                       -------------------- --------------- --------------
MUNICIPAL BONDS AND NOTES--85.69%

$   4,200  New York State Dormitory Authority Revenues
             (Cornell University - Series B) .................................           A                4.450%     $    4,200,000
   11,185  New York State Dormitory Authority Revenues
             (Memorial Sloan Convertible) ....................................           A                4.500          11,185,000
    9,477  New York State Dormitory Authority Revenues
             (Metropolitan Museum of Art) ....................................           A                4.300           9,477,000
    3,400  New York State Dormitory Authority Revenues
             (Oxford University Press Incorporated) ..........................           A                4.350           3,400,000
    1,800  New York State Dormitory Authority Revenues
             (Rockefeller University Series A)................................           A                4.350           1,800,000
   12,000  New York State Dormitory Authority Revenues (Sloan Kettering) .....           A                4.500          12,000,000
   10,800  New York State Energy Research & Development Authority
             (Electric & Gas Corporation) ....................................           A           3.150 to 4.450      10,800,000
    1,200  New York State Energy Research & Development Authority
             Pollution Control Revenue (Niagara Mohawk) ......................           A                4.750           1,200,000
   14,900  New York State Energy Research & Development Authority
             Pollution Control Revenue (Orange and Rockland Project A) .......           A                4.450          14,900,000
   13,735  New York State Energy Research & Development Authority
             Pollution Control Revenue (Rochester Gas & Electricity - Series C)          A                4.450          13,735,000
    3,420  New York State Housing Finance Agency
             (Hospital Special Surgery Staff) ................................           A                4.500           3,420,000
    3,800  New York State Housing Finance Agency
             (Mount Sinai Medical Center Project) ............................           A                4.550           3,800,000
   10,600  New York State Housing Finance Agency
             (Normandie Court I Project) .....................................           A                4.450          10,600,000
   12,100  New York State Housing Finance Agency Service Contract
             Obligation Revenue Series A .....................................           A                4.650          12,100,000
   17,315  New York State Local Government Assistance Corporation ............           A           4.300 to 4.400      17,315,000
    2,000  New York State Local Government Assistance Corporation
             Series B ........................................................        04/01/01            7.250           2,082,678
    4,285  New York State Medical Care Facilities Finance Agency
             (Mental Health) .................................................        08/15/00            7.875           4,391,453
    4,000  New York State Medical Care Facilities Finance Agency
             Revenue Prerefunded Mental Health Services Facilities
             Improvement B ...................................................        08/15/00            7.875           4,039,493
    6,855  New York State Medical Care Facilities Finance Agency
             (Pooled Equipment Loan Program) .................................           A                4.500           6,855,000
    3,830  New York State Thruway Authority Service Contract Revenue
             Local Highway & Bridge ..........................................        01/01/01            6.000           3,865,370
    2,000  New York State Urban Development Corporation Revenue
             (Correctional Capital Facilities - Series 2) ....................        01/01/01            7.500           2,072,350
    1,900  Amityville Union Free School District
             Tax Anticipation Notes ..........................................        06/26/01            5.000           1,908,702
   13,800  Babylon Industrial Development Agency Resources
             (Ogden Martin Project) ..........................................           A                4.450          13,800,000
    3,000  Babylon Union Free School District
             Tax Anticipation Notes ..........................................        06/27/01            5.000           3,012,030


30

PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND

PRINCIPAL
 AMOUNT
  (000)                                                                           MATURITY DATES      INTEREST RATES      VALUE
---------                                                                       -------------------- --------------- --------------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

$   4,500  Canandaigua City School District
             Revenue Anticipation Notes ......................................        07/11/01            5.000%     $    4,519,350
    5,000  Dutchess County Bond Anticipation Notes Series A ..................        02/15/01            4.500           5,010,499
    5,000  Eastern Suffolk Board Cooperative Educational Services
             District Revenue Anticipation Notes .............................        06/28/01            5.000           5,016,700
    2,000  Hempstead Union Free School District
             Tax Anticipation Notes ..........................................        06/28/01            5.250           2,010,411
    6,550  Erie County Water Authority .......................................           A                4.450           6,550,000
    3,000  Lakeland Central School District Shrub Oak Bond
             Anticipation Notes ..............................................        11/22/00            4.375           3,004,819
   12,000  Long Island Power Authority Electric Systems Revenue
             Series 1 ........................................................           A                4.650          12,000,000
    2,200  Long Island Power Authority Electric Systems Revenue
             Series 6 ........................................................           A                3.600           2,200,000
   15,300  Long Island Power Authority Electric Systems Revenue
             Series 7 ........................................................           A                4.800          15,300,000
    5,900  Marlboro Central School District
             Bond Anticipation Notes .........................................        06/27/01            5.000           5,919,490
    2,000  New York City Series A ............................................           A                5.000           2,000,000
    2,600  New York City Series B ............................................           A                4.750           2,600,000
      800  New York City Series C ............................................           A                4.750             800,000
    3,000  New York City Series D ............................................           A                4.650           3,000,000
    3,500  New York City Series F-4 ..........................................           A                4.650           3,500,000
    4,000  New York City Series F-6 ..........................................           A                4.600           4,000,000
    8,980  New York City Health and Hospital Corporation Revenue
             (Health System - Series B) ......................................           A                4.350           8,980,000
    4,400  New York City Health and Hospital Corporation Revenue
             (Health System - Series C) ......................................           A                4.350           4,400,000
    5,075  New York City Housing Development Corporation Mortgage
             Revenue Multi-Family (Queenswood) ...............................           A                4.600           5,075,000
    3,100  New York City Industrial Development Agency
             (Calhoun School) ................................................           A                4.750           3,100,000
    4,050  New York City Industrial Development Agency (Trevor Day School) ...           A                4.650           4,050,000
    1,500  New York City Municipal Assistance Corporation ....................        07/01/00            5.500           1,500,000
    1,700  New York City Municipal Water Finance Authority
             Series A ........................................................        06/15/01            7.000           1,753,603
    1,400  New York City Municipal Water Finance Authority
             Water & Sewer Systems Revenue Series A ..........................           A                4.750           1,400,000
   11,500  New York City Transitional Finance Authority
             (Series A16) ....................................................           A                4.850          11,500,000
    5,840  New York City Trust for Cultural Resources
             (American Museum of National History - Series A) ................           A                4.450           5,840,000
    2,800  New York City Trust for Cultural Resources
             (American Museum of National History - Series B) ................           A                4.500           2,800,000
    3,400  New York City Trust for Cultural Resources (Carnegie Hall) ........           A                4.500           3,400,000
    4,100  Niagara Falls Toll Bridge Commission ..............................           A                4.450           4,100,000


                                                                              31

PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND

PRINCIPAL
 AMOUNT
  (000)                                                                           MATURITY DATES      INTEREST RATES      VALUE
---------                                                                       -------------------- --------------- --------------
MUNICIPAL BONDS AND NOTES--(CONCLUDED)

$   4,000  Oceanside Union Free School District
             Tax Anticipation Notes ..........................................        06/28/01            5.000%     $    4,020,600
    5,000  Oyster Bay Revenue Anticipation Notes Series A ....................        04/26/01            5.250           5,015,609
    2,000  Oyster Bay Revenue Anticipation Notes Series F ....................        11/30/00            4.500           2,002,706
    7,000  Oyster Bay Revenue Anticipation Notes Series G ....................        11/30/00            4.500           7,007,034
    5,935  Oyster Bay Tax Anticipation Notes .................................        01/26/01            4.750           5,951,216
    4,500  Putnam County Tax Anticipation Notes ..............................        08/31/00            4.250           4,501,796
    2,300  Riverhead Central School District Bond Anticipation Notes .........        10/02/00            4.750           2,302,269
    4,000  Riverhead Central School District Tax Anticipation Notes ..........        06/22/01            5.000           4,011,149
    5,345  Rotterdam Industrial Development Agency
             (Rotterdam Industrial Park Project) .............................           A                4.550           5,345,000
   17,765  Suffolk County Water Authority Bond Anticipation Notes ............           A                4.550          17,765,000
    9,457  Yonkers Industrial Development Agency
             (Consumers Union Facility) ......................................           A                4.650           9,457,000
                                                                                                                     --------------
Total Municipal Bonds and Notes (cost--$374,668,327) .........................                                          374,668,327
                                                                                                                     --------------
TAX-EXEMPT COMMERCIAL PAPER--17.47%
    1,400  New York State ....................................................        07/17/00            4.500           1,400,000
    2,000  New York State Dormitory Authority (Mt. Sinai) ....................        07/10/00            4.100           2,000,000
   13,000  New York State Power Authority ....................................  07/24/00 to 09/14/00 4.000 to 4.450      13,000,000
    7,000  New York State Thruway Authority ..................................  07/13/00 to 09/07/00 4.000 to 4.100       7,000,000
    6,800  Port Authority of New York and New Jersey .........................  07/07/00 to 08/07/00 4.300 to 4.400       6,800,000
   19,000  Metropolitan Transportation Authority .............................  07/11/00 to 10/11/00 3.950 to 4.700      19,000,000
    8,100  New York City .....................................................  08/11/00 to 09/13/00 4.050 to 4.200       8,100,000
   19,100  New York City Municipal Water Finance Authority ...................  07/14/00 to 08/31/00 3.950 to 4.750      19,100,000
                                                                                                                     --------------
Total Tax-Exempt Commercial Paper (cost--$76,400,000) ........................                                           76,400,000
                                                                                                                     --------------
Total Investments (cost--$451,068,327 which approximates
  cost for federal income tax purposes)--103.16% .............................                                          451,068,327
Liabilities in excess of other assets--(3.16)% ...............................                                          (13,815,146)
                                                                                                                     --------------
Net Assets (applicable to 437,457,618 shares of beneficial interest at
  $1.00 per share)--100.00% ..................................................                                       $  437,253,181
                                                                                                                     ==============
----------------

A -- Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of June 30, 2000, and reset periodically.



                    Weighted average maturity--55 days.





                See accompanying notes to financial statements.

PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND

STATEMENT OF NET ASSETS                                           JUNE 30, 2000


PRINCIPAL
 AMOUNT
  (000)                                                                           MATURITY DATES      INTEREST RATES      VALUE
---------                                                                       -------------------- --------------- --------------
MUNICIPAL BONDS AND NOTES--74.63%

$     720  New Jersey Economic Development Authority..........................           A           4.300 to 4.450%   $    720,000
    1,635  New Jersey Economic Development Authority
            (Church and Dwight Company Project)...............................           A                4.650           1,635,000
      800  New Jersey Economic Development Authority
            (Color Graphics Incorporated Project).............................           A                4.450             800,000
      810  New Jersey Economic Development Authority
            (Economic Growth Series B)........................................           A                4.550             810,000
    2,000  New Jersey Economic Development Authority
            (Curtiss Wright Flight)...........................................           A                4.850           2,000,000
    1,500  New Jersey Economic Development Authority
            (Danic Urban Renewal).............................................           A                4.200           1,500,000
    2,500  New Jersey Economic Development Authority
            (El Dorado Terminals B)...........................................           A                4.200           2,500,000
    2,500  New Jersey Economic Development Authority
            (Elizabethtown Water Company Project B)...........................           A                4.300           2,500,000
    2,000  New Jersey Economic Development Authority
            (Greater Mercer County Series E)..................................           A                4.650           2,000,000
      445  New Jersey Economic Development Authority
            (Series G)........................................................           A                4.550             445,000
    1,000  New Jersey Economic Development Authority
            (Greater Mercer County Series H)..................................           A                4.650           1,000,000
      300  New Jersey Economic Development Authority
            (Hoffman Louisiana Roche Incorporated Project)....................           A                4.400             300,000
    2,000  New Jersey Economic Development Authority
            (Job Haines Home Project).........................................           A                4.550           2,000,000
      405  New Jersey Economic Development Authority
            (Kenwood USA Corporation Project).................................           A                4.650             405,000
    1,005  New Jersey Economic Development Authority
            (Nash Group 1985 Project).........................................           A                4.650           1,005,000
    2,500  New Jersey Economic Development Authority
            (Natural Gas Company).............................................           A           4.450 to 4.700       2,500,000
      100  New Jersey Economic Development Authority
            (Natural Gas Company Project Series B)............................           A                4.500             100,000
    3,100  New Jersey Economic Development Authority
            (Public Service Electric and Gas Company Series A)................           A                4.250           3,100,000
      350  New Jersey Economic Development Authority
            (St. James Prep Society Service Project)..........................           A                4.600             350,000
    2,805  New Jersey Economic Development Authority
            (Stolthaven Project Series A).....................................           A                4.300           2,805,000
    1,000  New Jersey Economic Development Authority
            (Thermal Energy Limited Partnership)..............................           A                4.350           1,000,000
    1,000  New Jersey Economic Development Authority
            (Thermal Energy Limited)..........................................           A                4.350           1,000,000
    1,300  New Jersey Economic Development Authority
            (Transportation Project Sublease Series B)........................        05/01/01            5.000           1,308,366


                                                                              33

PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND

PRINCIPAL
 AMOUNT
  (000)                                                                           MATURITY DATES      INTEREST RATES      VALUE
---------                                                                       -------------------- --------------- --------------
MUNICIPAL BONDS AND NOTES--(CONCLUDED)

$   1,160  New Jersey Economic Development Authority
            Refunding Investment Company......................................           A                4.800%     $    1,160,000
    1,000  New Jersey Economic Development Authority
            Series N3.........................................................           A                4.850           1,000,000
      500  New Jersey Educational Facilities Authority
            (College of New Jersey Series A)..................................           A                4.450             500,000
      700  New Jersey State...................................................        02/15/01            5.250             704,449
      500  New Jersey State Educational Facilities Authority
            (Princeton University Series F)...................................           A                4.000             500,000
    1,000  New Jersey State Transit Corporation
            Capital Grant Anticipation Notes Series A.........................        09/01/00            4.800           1,000,260
    1,000  New Jersey State Transportation Trust Fund Authority
            (Transportation Systems Series B).................................        06/15/01            5.000           1,005,082
    1,900  New Jersey State Turnpike Authority................................           A                4.200           1,900,000
    1,000  New Jersey State Turnpike Authority................................        01/01/01            5.700           1,008,044
    2,650  Port Authority of New York and New Jersey..........................           A           4.300 to 4.400       2,650,000
    1,833  Burlington County New Jersey.......................................        04/20/01            4.625           1,838,966
      630  Burlington Township Board of Education.............................        01/15/01            5.500             634,104
    2,100  Essex County Improvement Authority Revenue.........................           A                4.200           2,100,000
    1,000  Florham Park Bond Anticipation Notes...............................        11/03/00            4.250           1,001,545
    1,000  Freehold Township Bond Anticipation Notes..........................        11/10/00            4.250           1,001,563
    1,000  Jersey City Redevelopment Authority................................           A                4.500           1,000,000
    1,000  Mercer County Improvement Authority................................           A                3.800           1,000,000
    2,000  Middlesex County...................................................        01/19/01            4.500           2,005,838
    1,700  Monmouth County General Improvement................................           A                4.500           1,700,000
      980  Monmouth County General Improvement................................        07/15/00            4.750             980,367
    1,275  Monmouth County New Jersey.........................................        10/01/00            5.000           1,278,727
      750  Morris County General Improvement..................................        08/15/00            4.500             750,753
    1,400  Morris County New Jersey...........................................        07/15/00            6.250           1,401,267
    1,250  Morristown New Jersey..............................................  02/01/01 to 04/30/01 4.650 to 5.000       1,255,338
      145  Pine Hill Borough New Jersey.......................................        08/01/00            4.950             145,149
      500  Princeton Township New Jersey......................................           A                4.500             500,000
    2,200  Salem County Pollution Control Financing...........................           A                4.000           2,200,000
    1,600  Salem County Pollution Control Financing...........................           A          4.450 to 4.700        1,600,000
    1,000  Sparta Township Bond Anticipation Notes............................        01/18/01            5.000           1,002,118
    2,000  Vineland New Jersey................................................        01/19/01            5.500           2,006,919
    1,000  Union County Pollution Control Finance Authority
            (Exxon Corporation)...............................................           A                3.600           1,000,000
                                                                                                                     --------------
Total Municipal Bonds and Notes (cost--$69,613,855)...........................                                           69,613,855
                                                                                                                     --------------
TAX-EXEMPT COMMERCIAL PAPER--17.58%
    2,000  New Jersey Educational Facilities Authority
            (Princeton University)............................................  09/07/00 to 09/12/00      4.350           2,000,000
    5,600  New Jersey Economic Development Authority
            (Chambers Cogeneration)...........................................  07/07/00 to 09/12/00 3.900 to 4.600       5,600,000


34

PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND

PRINCIPAL
 AMOUNT
  (000)                                                                           MATURITY DATES      INTEREST RATES      VALUE
---------                                                                       -------------------- --------------- --------------
TAX-EXEMPT COMMERCIAL PAPER--(CONCLUDED)
$   1,000  New Jersey State Educational Facilities Authority Series B
            (Princeton University)...........................................         09/11/00            3.750%     $    1,000,000
    2,500  Port Authority of New York and New Jersey.........................   07/11/00 to 08/09/00 3.850 to 4.100       2,500,000
    5,300  Puerto Rico Commonwealth Government Development Bank..............   08/08/00 to 10/06/00 3.600 to 4.300       5,300,000
                                                                                                                     --------------
Total Tax-Exempt Commercial Paper (cost--$16,400,000)........................                                            16,400,000
                                                                                                                     --------------
Total Investments (cost--$86,013,855 which approximates cost for federal
  income tax purposes)--92.21%...............................................                                            86,013,855
Other assets in excess of liabilities--7.79%.................................                                             7,262,141
                                                                                                                     --------------
Net Assets (applicable to 93,280,733 shares of beneficial interest at
  $1.00 per share)--100.00%..................................................                                        $   93,275,996
                                                                                                                     ==============
----------------

A -- Variable rate demand notes are payable on demand. The interest rates are the current rates as of June 30, 2000, and reset periodically.



                       Weighted average maturity--56 days.





                See accompanying notes to financial statements.

PAINEWEBBER

STATEMENT OF OPERATIONS


                                                                           FOR THE YEAR ENDED JUNE 30, 2000
                                            ----------------------------------------------------------------------------------------
                                             MONEY MARKET  U.S. GOVERNMENT      RMA            RMA           RMA            RMA
                                              PORTFOLIO      PORTFOLIO       TAX-FREE      CALIFORNIA      NEW YORK      NEW JERSEY
                                            ------------   ---------------  -----------   -----------     ----------    ------------
INVESTMENT INCOME:
Interest .................................. $881,081,074   $ 83,931,242    $ 98,390,345    $20,676,484    $15,443,694    $3,285,461
                                            ------------   ------------    ------------    -----------    -----------    -----------
EXPENSES:
Investment advisory and administration ....   76,257,056      6,373,194      11,477,703      3,006,607      2,080,465       468,952
Distribution fees..........................         --        1,942,079       3,360,315        803,013        539,907       112,549
Transfer agency and related services fees .    9,592,679        404,223         628,267        141,444         70,055        41,484
Custody and accounting ....................    1,532,505        158,552         268,830         67,992         45,188        19,379
Federal and state registration ............      968,046         78,403          82,255         43,808         42,442        16,609
Reports and notices to shareholders .......      682,732         47,068          83,591         37,430         31,701        14,312
Legal and audit ...........................      274,060         90,433          85,730         63,190         60,318        42,354
Insurance .................................      261,159         32,230          33,571         20,942         15,290         1,750
Directors'/Trustees' fees .................       10,500         10,500          10,500         10,500         10,500        10,500
Other expenses ............................       76,954         10,116           2,052         11,822          7,542         1,040
                                            ------------   ------------    ------------    -----------    -----------    -----------
                                              89,655,691      9,146,798      16,032,814      4,206,748      2,903,408       728,929
                                            ------------   ------------    ------------    -----------    -----------    -----------
Net investment income .....................  791,425,383     74,784,444      82,357,531     16,469,736     12,540,286     2,556,532
NET REALIZED GAINS FROM
  INVESTMENT TRANSACTIONS .................       73,478         16,750          66,339              3           --            --
                                            ------------   ------------    ------------    -----------    -----------    -----------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS .............................. $791,498,861   $ 74,801,194    $ 82,423,870    $16,469,739    $12,540,286    $2,556,532
                                            ============   =============== ============    ===========    ===========    ===========

                 See accompanying notes to financial statements

PAINEWEBBER

STATEMENT OF CHANGES IN NET ASSETS


                                                                                     FOR THE YEARS ENDED
                                                                                           JUNE 30,
                                                                             -----------------------------------
                                                                                      2000              1999
                                                                             ----------------   ----------------
PAINEWEBBER RMA MONEY MARKET PORTFOLIO

FROM OPERATIONS:
Net investment income .....................................................  $    791,425,383   $    590,891,031
Net realized gains from investment transactions ...........................            73,478            669,851
                                                                             ----------------   ----------------
Net increase in net assets resulting from operations ......................       791,498,861        591,560,882
                                                                             ----------------   ----------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income .....................................................      (791,425,383)      (590,891,031)
                                                                             ----------------   ----------------
Net increase in net assets from capital share transactions ................     2,374,975,841      2,310,244,447
                                                                             ----------------   ----------------
Net increase in net assets ................................................     2,375,049,319      2,310,914,298

NET ASSETS:
Beginning of year .........................................................    13,446,140,114     11,135,225,816
                                                                             ----------------   ----------------
End of year ...............................................................  $ 15,821,189,433   $ 13,446,140,114
                                                                             ================   ================

PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO

FROM OPERATIONS:
Net investment income .....................................................  $     74,784,444   $     60,699,944
Net realized gains from investment transactions ...........................            16,750              2,334
                                                                             ----------------   ----------------
Net increase in net assets resulting from operations ......................        74,801,194         60,702,278
                                                                             ----------------   ----------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income .....................................................       (74,784,444)       (60,699,944)
                                                                             ----------------   ----------------
Net increase in net assets from capital share transactions ................       316,234,950        175,015,861
                                                                             ----------------   ----------------
Net increase in net assets ................................................       316,251,700        175,018,195

NET ASSETS:
Beginning of year .........................................................     1,354,593,669      1,179,575,474
                                                                             ----------------   ----------------
End of year ...............................................................  $  1,670,845,369   $  1,354,593,669
                                                                             ================   ================

PAINEWEBBER RMA TAX-FREE FUND, INC.

FROM OPERATIONS:

Net investment income .....................................................  $     82,357,531   $     66,764,600
Net realized gains from investment transactions ...........................            66,339             47,717
                                                                             ----------------   ----------------
Net increase in net assets resulting from operations ......................        82,423,870         66,812,317
                                                                             ----------------   ----------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income .....................................................       (82,357,531)       (66,764,600)
                                                                             ----------------   ----------------
Net increase in net assets from capital share transactions ................       168,873,461        152,921,293
                                                                             ----------------   ----------------
Net increase in net assets ................................................       168,939,800        152,969,010

NET ASSETS:
Beginning of year .........................................................     2,424,937,913      2,271,968,903
                                                                             ----------------   ----------------
End of year ...............................................................  $  2,593,877,713   $  2,424,937,913
                                                                             ================   ================

           See accompanying notes to financial statements

PAINEWEBBER

STATEMENT OF CHANGES IN NET ASSETS


                                                                                     FOR THE YEARS ENDED
                                                                                           JUNE 30,
                                                                             -----------------------------------
                                                                                      2000              1999
                                                                             ----------------   ----------------
PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

FROM OPERATIONS:
Net investment income .....................................................  $     16,469,736   $     14,099,234
Net realized gains from investment transactions ...........................                 3              1,210
                                                                             ----------------   ----------------
Net increase in net assets resulting from operations ......................        16,469,739         14,100,444
                                                                             ----------------   ----------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income .....................................................       (16,469,736)       (14,099,234)
                                                                             ----------------   ----------------
Net increase in net assets from beneficial interest transactions ..........        51,128,544          8,337,126
                                                                             ----------------   ----------------
Net increase in net assets ................................................        51,128,547          8,338,336

NET ASSETS:
Beginning of year .........................................................       575,295,608        566,957,272
                                                                             ----------------   ----------------
End of year ...............................................................  $    626,424,155   $    575,295,608
                                                                             ================   ================

PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND
FROM OPERATIONS:
Net investment income .....................................................  $     12,540,286   $     10,153,704
Net realized gains from investment transactions ...........................              --               11,853
                                                                             ----------------   ----------------
Net increase in net assets resulting from operations ......................        12,540,286         10,165,557
                                                                             ----------------   ----------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income .....................................................       (12,540,286)       (10,153,704)
                                                                             ----------------   ----------------
Net increase in net assets from beneficial interest transactions ..........        64,373,459         33,477,063
                                                                             ----------------   ----------------
Net increase in net assets ................................................        64,373,459         33,488,916

NET ASSETS:
Beginning of year .........................................................       372,879,722        339,390,806
                                                                             ----------------   ----------------
End of year ...............................................................  $    437,253,181   $    372,879,722
                                                                             ================   ================

PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND
FROM OPERATIONS:
Net investment income .....................................................  $      2,556,532   $      1,418,145
Net realized losses from investment transactions ..........................              --                   (2)
                                                                             ----------------   ----------------
Net increase in net assets resulting from operations ......................         2,556,532          1,418,143
                                                                             ----------------   ----------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income .....................................................        (2,556,532)        (1,418,145)
                                                                             ----------------   ----------------
Net increase in net assets from beneficial interest transactions ..........        30,303,941         14,692,667
                                                                             ----------------   ----------------
Net increase in net assets ................................................        30,303,941         14,692,665

NET ASSETS:
Beginning of year .........................................................        62,972,055         48,279,390
                                                                             ----------------   ----------------
End of year ...............................................................  $     93,275,996   $     62,972,055
                                                                             ================   ================

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   PaineWebber RMA Money Fund, Inc. (the "Corporation") and PaineWebber RMA Tax-Free Fund, Inc. ("RMA Tax-Free") were organized under the laws of Maryland on July 2, 1982 and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. RMA Tax-Free is a diversified mutual fund and the Corporation is a series mutual fund with three portfolios, each of which are diversified series: PaineWebber RMA Money Market Portfolio ("Money Market Portfolio"), PaineWebber RMA U.S. Government Portfolio ("U.S. Government Portfolio") and PaineWebber Retirement Money Fund. The financial statements of PaineWebber Retirement Money Fund are not included herein.

   PaineWebber Managed Municipal Trust ("Managed Municipal Trust") and PaineWebber Municipal Money Market Series ("Municipal Money Market Series") were organized under Massachusetts law by Declarations of Trust dated November 21, 1986 and September 14, 1990, respectively, and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. Managed Municipal Trust currently offers two non-diversified series of shares: PaineWebber RMA California Municipal Money Fund ("RMA California") and PaineWebber RMA New York Municipal Money Fund ("RMA New York"). Municipal Money Market Series currently offers one non-diversified series of shares: PaineWebber RMA New Jersey Municipal Money Fund ("RMA New Jersey", and when referred together with Money Market Portfolio, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York collectively, the "Funds").

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Funds' management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

   VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on the accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

   REPURCHASE AGREEMENTS--The Money Market Portfolio's and U.S. Government Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

NOTES TO FINANCIAL STATEMENTS

CONCENTRATION OF RISK

   The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

   Additionally, RMA California, RMA New York and RMA New Jersey follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting each state and certain of their public bodies and municipalities may affect the ability of issuers within each state to pay interest on, or repay principal of, municipal obligations held by each of those Funds.

INVESTMENT ADVISER AND ADMINISTRATOR

   Each Fund has entered into a board approved Investment Advisory and Administration Contract ("Advisory Contract") with PaineWebber Incorporated ("PaineWebber"), under which PaineWebber serves as investment adviser and administrator. In accordance with the Advisory Contract, each Fund pays PaineWebber an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

                                                                                                ANNUAL
          AVERAGE DAILY NET ASSETS                                                               RATE
          ------------------------                                                              ------
          MONEY MARKET PORTFOLIO AND RMA NEW JERSEY:
          All ...........................................................................        0.50%

          U.S. GOVERNMENT PORTFOLIO, RMA CALIFORNIA AND RMA NEW YORK:
          Up to $300 million ............................................................        0.50
          In excess of $300 million up to $750 million ..................................        0.44
          Over $750 million .............................................................        0.36

          RMA TAX-FREE:
          Up to $1.0 billion ............................................................        0.50
          In excess of $1.0 billion up to $1.5 billion ..................................        0.44
          Over $1.5 billion .............................................................        0.36

At June 30, 2000, the Funds owed PaineWebber for investment advisory and administration fees as follows:

          Money Market Portfolio ........................................................ $ 6,572,081
          U.S. Government Portfolio .....................................................     569,516
          RMA Tax-Free ..................................................................     945,404
          RMA California ................................................................     245,786
          RMA New York ..................................................................     175,287
          RMA New Jersey ................................................................      41,298

   Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly-owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), a wholly owned subsidiary of Paine Webber Group Inc. ("PW Group"), serves as sub-adviser and sub-administrator of the Funds pursuant to a Sub-Advisory and Sub-Administration Contract between PaineWebber and Mitchell Hutchins. In accordance with the contract, PaineWebber (not the Funds) pays Mitchell Hutchins a fee, accrued daily and paid monthly, at an annual rate of 20% of the fee paid by the Funds to PaineWebber under the Advisory Contract.

   On July 12, 2000, PW Group and UBS AG ("UBS") announced that they had entered into an agreement and plan of merger under which PW Group will merge into a wholly owned subsidiary of UBS. If all required approvals are obtained and the required conditions are satisfied, PW Group and UBS expect to complete the transaction in the fourth quarter of 2000. UBS, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry.

NOTES TO FINANCIAL STATEMENTS

DISTRIBUTION PLAN

   PaineWebber is the distributor of each Funds' shares. Under the plans of distribution, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York are authorized to pay PaineWebber a monthly service fee at the annual rate of up to 0.15% of average daily net assets and RMA New Jersey is authorized to pay at the annual rate of up to 0.12% of average daily net assets for providing certain shareholder services. Currently, PaineWebber is compensated for providing such services at the annual rate of 0.125% for each of those Funds except for RMA New Jersey which pays at the annual rate of 0.12%. No such fees are charged by PaineWebber for the similar services it provides for the Money Market Portfolio. At June 30, 2000, the Funds owed PaineWebber for such service fees as follows:

          U.S. Government Portfolio ...................................................     $ 175,549
          RMA Tax-Free ................................................................       277,036
          RMA California ..............................................................        65,634
          RMA New York ................................................................        45,606
          RMA New Jersey ..............................................................         9,911

TRANSFER AGENCY AND RELATED SERVICES FEES

   PaineWebber provides transfer agency and related services to the Funds pursuant to a delegation of authority from PFPC, Inc., the Funds' transfer agent, and is compensated for these services by PFPC, Inc., not the Funds. For the year ended June 30, 2000, PaineWebber received an approximate percentage of total transfer agency and related service fees from PFPC, Inc., not the Funds, as follows:

          Money Market Portfolio .....................................................              55%
          U.S. Government Portfolio ..................................................              54%
          RMA Tax-Free ...............................................................              53%
          RMA California .............................................................              54%
          RMA New York ...............................................................              53%
          RMA New Jersey .............................................................              58%

MONEY MARKET FUND INSURANCE BOND

   Effective September 30, 1999, each Fund (except U.S. Government Portfolio) obtained an insurance bond that provides limited coverage for certain loss events involving certain money market instruments held by each Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bond provides for coverage up to $200 million for a number of funds with a deductible of 10 basis points (0.10%) of the total assets of each Fund for First Tier Securities and 50 basis points (0.50%) of the total assets of each Fund for Second Tier Securities, in each case determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the insurance bond, each Fund would expect to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which is generally no later than the maturity of the security. While the policy is intended to provide some protection against credit risk and to help each Fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so. For the period September 30, 1999 to June 30, 2000, the Funds did not use this insurance bond.

NOTES TO FINANCIAL STATEMENTS

OTHER LIABILITIES

   At June 30, 2000, the Funds had the following liabilities outstanding:

                                                                                              PAYABLE FOR
                                                                                 DIVIDENDS    INVESTMENTS
                                                                                  PAYABLE      PURCHASED
                                                                              ------------   ------------
          Money Market Portfolio .........................................    $ 23,657,261   $99,982,500
          U.S. Government Portfolio ......................................       2,330,391        --
          RMA Tax-Free ...................................................       2,548,286    98,538,058
          RMA California .................................................         535,714    91,332,138
          RMA New York ...................................................         399,602    16,261,382
          RMA New Jersey .................................................          88,317        --

FEDERAL TAX STATUS

   Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Funds do not intend to be subject to federal excise tax.

   At June 30, 2000, the Funds had capital loss carryforwards as follows:

          Money Market Portfolio ......................................................    $2,385,448
          RMA Tax-Free ................................................................       208,391
          RMA California ..............................................................       172,837
          RMA New York ................................................................        61,031
          RMA New Jersey ..............................................................         4,739

   These loss carryforwards are available as reductions, to the extent provided in the regulations, of future net realized capital gains, and will expire on June 30, 2003 for Money Market Portfolio, between June 30, 2001 and June 30, 2004 for RMA Tax-Free and RMA California, between June 30, 2002 and June 30, 2003 for RMA New York, and between June 30, 2002 and June 30, 2007 for RMA New Jersey. To the extent these losses are used to offset future net capital gains, the gains so offset will not be distributed. U.S. Government Portfolio did not have a capital loss carryforward at June 30, 2000.

CAPITAL SHARE TRANSACTIONS

   There are 30 billion $0.001 par value authorized shares of common stock relating to Money Market Portfolio, 10 billion $0.001 par value authorized shares of common stock relating to the U.S. Government Portfolio and 20 billion $0.001 par value authorized shares of common stock relating to the RMA Tax-Free. Transactions in capital shares, at $1.00 per share, were as follows:

                                                                 FOR THE YEAR ENDED JUNE 30, 2000
                                                      --------------------------------------------------
                                                         MONEY MARKET    U.S. GOVERNMENT       RMA
                                                           PORTFOLIO        PORTFOLIO        TAX-FREE
                                                      ----------------   --------------  ---------------
Shares sold .........................................  104,443,038,028    8,620,543,209   16,326,207,165
Shares repurchased .................................. (102,838,070,318)  (8,377,198,200) (16,237,766,244)
Dividends reivested .................................      770,008,131       72,889,941       80,432,540
                                                      ----------------   --------------  ---------------
Net increase in shares outstanding ..................    2,374,975,841      316,234,950      168,873,461
                                                      ================   ==============  ===============


42

NOTES TO FINANCIAL STATEMENTS

                                                                 FOR THE YEAR ENDED JUNE 30, 2000
                                                      --------------------------------------------------
                                                         MONEY MARKET    U.S. GOVERNMENT       RMA
                                                           PORTFOLIO        PORTFOLIO        TAX-FREE
                                                      ----------------   --------------  ---------------
Shares sold .........................................   78,943,557,998    7,619,283,399   14,110,685,842
Shares repurchased ..................................  (77,207,533,976)  (7,503,585,467) (14,022,965,674)
Dividends reinvested ................................      574,220,425       59,317,929       65,201,125
                                                      ----------------   --------------  ---------------
Net increase in shares outstanding ..................    2,310,244,447      175,015,861      152,921,293
                                                      ----------------   --------------  ---------------

BENEFICIAL INTEREST

   There is an unlimited amount of $0.001 par value shares of beneficial interest authorized for RMA California, RMA New York and RMA New Jersey.
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                FOR THE YEAR ENDED JUNE 30, 2000
                                                      --------------------------------------------------
                                                            RMA                RMA               RMA
                                                        CALIFORNIA          NEW YORK         NEW JERSEY
                                                      ----------------   --------------  ---------------
Shares sold .........................................    3,492,170,914    3,076,372,707      621,628,206
Shares repurchased ..................................   (3,457,112,277)  (3,024,185,987)    (593,778,319)
Dividends reinvested ................................       16,069,907       12,186,739        2,454,054
                                                      ----------------   --------------  ---------------
Net increase in shares outstanding ..................       51,128,544       64,373,459       30,303,941
                                                      ================   ==============  ===============

                                                                FOR THE YEAR ENDED JUNE 30, 1999
                                                      --------------------------------------------------
                                                            RMA                RMA               RMA
                                                        CALIFORNIA          NEW YORK         NEW JERSEY
                                                      ----------------   --------------  ---------------
Shares sold .........................................    3,334,106,869    2,849,385,444      487,037,910
Shares repurchased ..................................   (3,339,563,811)  (2,825,755,516)    (473,713,631)
Dividends reinvested ................................       13,794,068        9,847,135        1,368,388
                                                      ----------------   --------------  ---------------
Net increase in shares outstanding ..................        8,337,126       33,477,063       14,692,667
                                                      ================   ==============  ===============

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each year is presented below:

                                                                              FOR THE YEARS ENDED JUNE 30,
                                                      ------------------------------------------------------------------------
                                                          2000           1999           1998           1997           1996
                                                      ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of year ................   $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                      ------------   ------------   ------------   ------------   ------------
Net investment income .............................          0.052          0.046          0.051          0.049          0.051
Dividends from net investment income ..............         (0.052)        (0.046)        (0.051)        (0.049)        (0.051)
                                                      ------------   ------------   ------------   ------------   ------------
Net asset value, end of year ......................   $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                      ============   ============   ============   ============   ============
Total investment return(1) ........................           5.29%          4.76%          5.21%          5.04%          5.25%
                                                      ============   ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of year (000's) ...................   $ 15,821,189   $ 13,446,140   $ 11,135,226   $  8,673,055   $  7,522,612
Expenses to average net assets ....................           0.59%          0.59%          0.60%          0.59%          0.60%(2)
Net investment income to average net assets .......           5.19%          4.64%          5.09%          4.94%          5.14%(2)

----------------
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported.
(2) These ratios include non-recurring acquisition expenses of 0.01%.

PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each year is presented below:

                                                                              FOR THE YEARS ENDED JUNE 30,
                                                      ------------------------------------------------------------------------
                                                          2000           1999           1998           1997           1996
                                                      ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of year ................   $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                      ------------   ------------   ------------   ------------   ------------
Net investment income .............................          0.048          0.044          0.049          0.048          0.049
Dividends from net investment income ..............         (0.048)        (0.044)        (0.049)        (0.048)        (0.049)
                                                      ------------   ------------   ------------   ------------   ------------
Net asset value, end of year ......................   $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                      ============   ============   ============   ============   ============
Total investment return(1) ........................           4.88%          4.45%          5.05%          4.88%          5.04%
                                                      ============   ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of year (000's) ...................   $  1,670,845   $  1,354,594   $  1,179,575   $  1,083,866   $  1,137,510
Expenses to average net assets ....................           0.59%          0.60%          0.57%          0.62%          0.65%(2)
Net investment income to average net assets .......           4.81%          4.35%          4.93%          4.78%          4.91%(2)

----------------
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported.
(2) These ratios include non-recurring acquisition expenses of 0.02%.

PAINEWEBBER RMA TAX-FREE FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each year is presented below:

                                                                              FOR THE YEARS ENDED JUNE 30,
                                                      ------------------------------------------------------------------------
                                                          2000           1999           1998           1997           1996
                                                      ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of year ................   $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                      ------------   ------------   ------------   ------------   ------------
Net investment income .............................          0.031          0.026          0.031          0.029          0.030
Dividends from net investment income ..............         (0.031)        (0.026)        (0.031)        (0.029)        (0.030)
                                                      ------------   ------------   ------------   ------------   ------------
Net asset value, end of year ......................   $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                      ============   ============   ============   ============   ============
Total investment return(1) ........................           3.10%          2.67%          3.10%          2.98%          3.09%
                                                      ============   ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of year (000's) ...................   $  2,593,878   $  2,424,938   $  2,271,969   $  2,065,920   $  2,013,448
Expenses to average net assets ....................           0.60%          0.59%          0.58%          0.61%          0.61%(2)
Net investment income to average net assets .......           3.06%          2.63%          3.06%          2.94%          3.02%(2)
----------------

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported.
(2) These ratios include non-recurring acquisition expenses of 0.01%.

PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:


                                                                             FOR THE YEARS ENDED JUNE 30,
                                                      ------------------------------------------------------------------------
                                                          2000           1999           1998           1997           1996
                                                      ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of year ................   $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                      ------------   ------------   ------------   ------------   ------------
Net investment income .............................          0.026          0.023          0.028          0.028          0.029
Dividends from net investment income ..............         (0.026)        (0.023)        (0.028)        (0.028)        (0.029)
                                                      ------------   ------------   ------------   ------------   ------------
Net asset value, end of year ......................   $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                      ============   ============   ============   ============   ============
Total investment return(1) ........................           2.59%          2.31%          2.87%          2.87%          2.89%
                                                      ============   ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of year (000's) ...................   $    626,424   $    575,296   $    566,957   $    492,915   $    473,726
Expenses to average net assets ....................           0.65%          0.67%          0.65%          0.62%          0.70%(2)
Net investment income to average net assets .......           2.56%          2.28%          2.83%          2.83%          2.82%(2)

-----------
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported.
(2) These ratios include non-recurring acquisition expenses of 0.03%.

PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                                               FOR THE YEARS ENDED JUNE 30,
                                                      ------------------------------------------------------------------------
                                                          2000           1999           1998           1997           1996
                                                      ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of year ................   $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                      ------------   ------------   ------------   ------------   ------------
Net investment income .............................          0.029          0.025          0.029          0.028          0.029
Dividends from net investment income ..............         (0.029)        (0.025)        (0.029)        (0.028)        (0.029)
                                                      ------------   ------------   ------------   ------------   ------------
Net asset value, end of year ......................   $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                                      ============   ============   ============   ============   ============
Total investment return(1) ........................           2.93%          2.50%          2.97%          2.85%          2.91%
                                                      ============   ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of year (000's) ...................   $    437,253   $    372,880   $    339,391   $    274,338   $    255,177
Expenses to average net assets before
  waiver from adviser .............................           0.67%          0.65%          0.65%          0.77%          0.74%(2)
Expenses to average net assets after
  waiver from adviser .............................           0.67%          0.65%          0.65%          0.67%          0.72%(2)
Net investment income to average net
  assets before waiver from adviser ...............           2.90%          2.46%          2.92%          2.71%          2.80%(2)
Net investment income to average net
  assets after waiver from adviser ................           2.90%          2.46%          2.92%          2.81%          2.82%(2)

----------------
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported.
(2) These ratios include non-recurring acquisition expenses of 0.04%.

PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                                       FOR THE EIGHT     FOR THE
                                                                                                        MONTHS ENDED    YEAR ENDED
                                                   FOR THE YEARS ENDED JUNE 30,                            JUNE 30,     OCTOBER 31,
                                            ---------------------------------------------------------   ------------   ------------
                                                 2000           1999          1998           1997           1996           1995(2)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period .....  $       1.00   $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net investment income ....................         0.027          0.022          0.026          0.026          0.017          0.027
Dividends from net investment income .....        (0.027)        (0.022)        (0.026)        (0.026)        (0.017)        (0.027)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, end of period ...........  $       1.00   $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
                                            ============   ============   ============   ============   ============   ============
Total investment return(1) ...............          2.72%          2.21%          2.67%          2.65%          1.71%          2.75%
                                            ============   ============   ============   ============   ============   ============
Ratios/Supplemental Data:
Net assets, end of period (000's) ........  $     93,276   $     62,972   $     48,279   $     52,324   $     42,233   $     36,206
Expenses to average net assets ...........          0.78%          0.89%          0.85%          0.81%          0.95%*         0.93%
Net investment income to average net
  assets..................................          2.69%          2.18%          2.64%          2.63%          2.56%*         2.73%

----------------
*   Annualized
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment returns for periods of less than one year have not been annualized.
(2) Investment advisory functions for the Fund were transferred from Kidder, Peabody Asset Management, Inc. to PaineWebber on January 30, 1995.

REPORT OF ERNST & YOUNG LLP

Boards of Directors and/or Trustees and Shareholders
PaineWebber RMA Money Fund, Inc.
PaineWebber RMA Tax-Free Fund, Inc.
PaineWebber Managed Municipal Trust
PaineWebber Municipal Money Market Series

     We have audited the accompanying statements of net assets of PaineWebber RMA Money Fund, Inc. (comprised of PaineWebber RMA Money Market Portfolio and PaineWebber RMA U.S. Government Portfolio), PaineWebber RMA Tax-Free Fund, Inc., PaineWebber Managed Municipal Trust (comprised of PaineWebber RMA California Municipal Money Fund and PaineWebber RMA New York Municipal Money Fund) and PaineWebber Municipal Money Market Series (comprised of PaineWebber RMA New Jersey Municipal Money Fund) (collectively, the "Funds") as of June 30, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at June 30, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PaineWebber RMA Money Market Portfolio, PaineWebber RMA U.S. Government Portfolio, PaineWebber RMA Tax-Free Fund, Inc., PaineWebber RMA California Municipal Money Fund, PaineWebber RMA New York Municipal Money Fund and PaineWebber RMA New Jersey Municipal Money Fund at June 30, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                          /s/ Ernst & Young LLP

New York, New York
August 24, 2000

PAINEWEBBER RMA MONEY MARKET FUNDS

TAX INFORMATION (UNAUDITED)

     We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of each Fund's fiscal year end (June 30, 2000) as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that all dividends paid during the period by RMA California, RMA New York, RMA New Jersey and RMA Tax-Free were federally exempt interest dividends. RMA New Jersey had 19.33% of the dividends paid subject to the federal alternative minimum tax for individual taxpayers during the fiscal year. Except for RMA Tax-Free, all dividends paid by the aforementioned funds were exempt from personal income taxes from their respective states. All of the distributions paid during the fiscal year by RMA Money Market Portfolio and RMA U.S. Government Portfolio were derived from net investment income and are taxable as ordinary income. None of the distributions qualified for the dividend received deduction available to corporate shareholders.

     Dividends received by qualified tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

     Because each Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 2000. The second notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2001. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in each respective Fund.

DIRECTORS/TRUSTEES

E. Garrett Bewkes, Jr.
CHAIRMAN

Margo N. Alexander
Richard Q. Armstrong
Richard R. Burt
Mary C. Farrell
Meyer Feldberg
George W. Gowen
Frederic V. Malek
Carl W. Schafer
Brian M. Storms

PRINCIPAL OFFICERS
Margo N. Alexander
PRESIDENT
Dianne E. O'Donnell
VICE PRESIDENT AND SECRETARY
Paul H. Schubert
VICE PRESIDENT AND TREASURER
Dennis L. McCauley
VICE PRESIDENT


INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR
PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019

SUB-ADVISER AND SUB-ADMINISTRATOR
Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019


THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF A FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

          PAINEWEBBER
-C-2000 PAINEWEBBER INCORPORATED
      ALL RIGHTS RESERVED
         MEMBER SIPC

PAINEWEBBER



RMA MONEY MARKET PORTFOLIO

RMA U.S. GOVERNMENT PORTFOLIO

RMA TAX-FREE FUND, INC.

RMA CALIFORNIA MUNICIPAL MONEY FUND

RMA NEW YORK MUNICIPAL MONEY FUND

RMA NEW JERSEY MUNICIPAL MONEY FUND



JUNE 30, 2000



ANNUAL REPORT